UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2025

Date of reporting period: February 28, 2025

Item 1. Reports to Stockholders.

SoFi Next 500 ETF Tailored Shareholder Report

annual Shareholder Report February 28, 2025 SoFi Next 500 ETF Ticker: SFYX (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the SoFi Next 500 ETF (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.sofi.com/invest/etfs/sfyx/. You can also request this information by contacting us at (877) 358-0096 or by writing the Fund at SoFi Next 500 ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SoFi Next 500 ETF	$0	0.00%

Cumulative Performance

(Initial Investment of $10,000)

SoFi Next 500 ETF - $15,677
Solactive SoFi US Next 500 Growth Index - $15,668
S&P MidCap 400® Total Return Index - $17,451
S&P 500® Total Return Index - $22,677
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
4/10/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024
2/28/2025

Annual Performance

Average Annual Returns for the Periods Ended February 28, 2025	1 Year	5 Years	Since Inception (4/10/2019)
SoFi Next 500 ETF	10.10%	10.04%	7.94%
Solactive SoFi US Next 500 Growth Index	10.12%	10.02%	7.92%
S&P MidCap 400® Total Return Index	8.69%	13.01%	9.92%
S&P 500® Total Return Index	18.41%	16.85%	14.92%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.sofi.com/invest/etfs/sfyx/ for more recent performance information.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended February 28, 2025, U.S. financial markets performed strongly, driven by large-cap technology stocks, improving market breadth, and a stable macroeconomic environment. The S&P 500 Index rose during the period, supported by solid corporate earnings, continued growth in AI-related spending, and moderating inflation trends.

For the fiscal year ended February 28, 2025, the Fund returned 10.10%. This closely tracked the 10.12% total return of the Solactive SoFi US Next 500 Growth Index (“SFYX Index”), the Fund’s underlying index. In comparison, the S&P MidCap 400® Total Return Index, a broad mid-cap benchmark, gained 8.69% over the same period.

Equity returns were heavily influenced by a small group of mega-cap companies, including Nvidia, Microsoft, Amazon, and Meta Platforms, which contributed a large share of the Index’s gains. However, market participation broadened later in the period, with cyclical sectors and small-cap stocks adding to the rally.

What factors influenced performance?

Sector performance attribution showed that Financials and Health Care were the largest contributors to the Fund’s returns, reflecting strong results from select stocks within those sectors. Conversely, Consumer Staples, Information Technology, and Energy sectors detracted from performance.

At the individual stock level, leading contributors included Robinhood, Texas Pacific Land, and Intra-Cellular Therapies, which benefited from favorable earnings trends and sector tailwinds. The largest detractors were Celsius Holdings, Elf Beauty, and UiPath, which faced earnings pressures and stock-specific headwinds during the period.

The SFYX Index includes the next 500 largest U.S. companies by market capitalization, with weightings adjusted based on growth factors such as sales growth, earnings growth, and forward earnings estimates. While the Index does not target specific sectors, sector weightings can vary over time based on market conditions and company performance.

SoFi Next 500 ETF Tailored Shareholder Report

Key Fund Statistics

(as of February 28, 2025)

Fund Size (Thousands)	$27,602
Number of Holdings	495
Total Advisory Fee Paid	$1,316
Annual Portfolio Turnover	27%

What did the Fund invest in?

(as of February 28, 2025)

Sector Breakdown

(% of total net assets)

Financial
23.5%
Consumer, Non-cyclical
17.9%
Industrial
17.5%
Consumer, Cyclical
14.7%
Technology
11.5%
Communications
5.4%
Energy
5.0%
Utilities
2.4%
Basic Materials
1.8%
Cash & Other
0.3%

Top Ten Holdings	(% of Total Net Assets)
Robinhood Markets, Inc. - Class A	1.4
Dynatrace, Inc.	1.0
Blue Owl Capital, Inc. - Class A	1.0
Interactive Brokers Group, Inc. - Class A	0.9
Nutanix, Inc. - Class A	0.9
TechnipFMC PLC	0.8
Pure Storage, Inc. - Class A	0.8
TKO Group Holdings, Inc. - Class A	0.7
NRG Energy, Inc.	0.7
Molson Coors Beverage Co.	0.7

How has the Fund changed?

Effective February 1, 2025, Tidal Investments LLC (the ''Adviser'') has contractually agreed to waive a portion of its Management Fees for the Fund until at least June 30, 2025, such that Management Fees do not exceed 0.06% of the Fund’s average daily net assets. This agreement may be terminated only by, or with the consent of, the Trust’s Board of Trustees, on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This agreement may not be terminated by the Adviser without the consent of the Board of Trustees. Prior to February 1, 2025, the Adviser was waiving its full Management Fees.

For more complete information, please see the Fund's prospectus.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.sofi.com/invest/etfs/sfyx/.

SoFi Social 50 ETF Tailored Shareholder Report

annual Shareholder Report February 28, 2025 SoFi Social 50 ETF Ticker: SFYF (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the SoFi Social 50 ETF (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.sofi.com/invest/etfs/sfyf/. You can also request this information by contacting us at (877) 358-0096 or by writing the Fund at SoFi Social 50 ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SoFi Social 50 ETF	$34	0.29%

Cumulative Performance

(Initial Investment of $10,000)

SoFi Social 50 ETF - $22,005
SoFi Social 50 Index - $22,423
S&P 500® Total Return Index - $22,694
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
5/7/2019
10/31/2019
4/30/2020
10/31/2020
4/30/2021
10/31/2021
4/30/2022
10/31/2022
4/30/2023
10/31/2023
4/30/2024
10/31/2024
2/28/2025

Annual Performance

Average Annual Returns for the Periods Ended February 28, 2025	1 Year	5 Years	Since Inception (5/7/2019)
SoFi Social 50 ETF	31.41%	18.46%	14.53%
SoFi Social 50 Index	32.02%	23.06%	14.90%
S&P 500® Total Return Index	18.41%	16.85%	15.14%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.sofi.com/invest/etfs/sfyf/ for more recent performance information.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended February 28, 2025, U.S. financial markets performed strongly, driven by large-cap technology stocks, improving market breadth, and a stable macroeconomic environment. The S&P 500 Index rose during the period, supported by solid corporate earnings, continued growth in AI-related spending, and moderating inflation trends.

For the fiscal year ended February 28, 2025, the Fund returned 31.41%. This compares to the 32.02% total return of the SoFi Social 50 Index (“SFYF Index”), the Fund’s underlying index. In comparison, the S&P 500® Total Return Index, a broad market benchmark, gained 18.41% over the same period.

Equity returns were heavily influenced by a small group of mega-cap companies, including Nvidia, Microsoft, Amazon, and Meta Platforms, which contributed a large share of the Index’s gains. However, market participation broadened later in the period, with cyclical sectors and small-cap stocks adding to the rally.

What factors influenced performance?

Sector performance attribution showed that Information Technology and Communication Services were the largest contributors to the Fund’s returns, driven by strong gains from leading technology companies. Health Care and Real Estate sectors detracted from performance.

At the individual stock level, top contributors included NVIDIA, Palantir, and Tesla, reflecting strong demand for AI technologies and electric vehicles. Leading detractors included AMD, Microsoft, and Arm Holdings, which faced competitive pressures and earnings volatility.

The SFYF Index is composed of the 50 most widely held U.S.-listed equities in the self-directed brokerage accounts of SoFi Securities, LLC customers. Securities are weighted based on their aggregate holdings, subject to limits on individual security and sector weights. The Index is rebalanced and reconstituted monthly, and sector exposures can vary over time based on investor behavior within SoFi Accounts.

SoFi Social 50 ETF Tailored Shareholder Report

Key Fund Statistics

(as of February 28, 2025)

Fund Size (Thousands)	$24,326
Number of Holdings	52
Total Advisory Fee Paid	$55,278
Annual Portfolio Turnover	48%

What did the Fund invest in?

(as of February 28, 2025)

Sector Breakdown

(% of total net assets)

Technology
32.9%
Consumer, Cyclical
26.2%
Communications
24.5%
Financial
9.4%
Consumer, Non-cyclical
4.7%
Energy
1.0%
Industrial
0.9%
Cash & Other
0.4%

Top Ten Holdings	(% of Total Net Assets)
NVIDIA Corp.	10.1
Tesla, Inc.	7.7
Apple, Inc.	5.0
Amazon.com, Inc.	4.8
Palantir Technologies, Inc. - Class A	4.7
Microsoft Corp.	4.7
Berkshire Hathaway, Inc. - Class B	4.6
Meta Platforms, Inc. - Class A	4.6
Alphabet, Inc. - Class A	4.1
Costco Wholesale Corp.	4.1

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.sofi.com/invest/etfs/sfyf/.

SoFi Enhanced Yield ETF Tailored Shareholder Report

annual Shareholder Report February 28, 2025 SoFi Enhanced Yield ETF Ticker: THTA (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the SoFi Enhanced Yield ETF (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.sofi.com/invest/etfs/thta/. You can also request this information by contacting us at (877) 358-0096 or by writing the Fund at SoFi Enhanced Yield ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SoFi Enhanced Yield ETF	$63	0.61%

Cumulative Performance

(Initial Investment of $10,000)

SoFi Enhanced Yield ETF - $11,036
Bloomberg U.S. Aggregate Bond Index - $10,934
$11,100
$11,000
$10,900
$10,800
$10,700
$10,600
$10,500
$10,400
$10,300
$10,200
$10,100
$10,000
11/14/2023
2/29/2024
6/30/2024
10/31/2024
2/28/2025

Annual Performance

Average Annual Returns for the Periods Ended February 28, 2025	1 Year	Since Inception (11/14/2023)
SoFi Enhanced Yield ETF	7.53%	7.94%
Bloomberg U.S. Aggregate Bond Index	5.81%	7.16%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.sofi.com/invest/etfs/thta/ for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the fiscal year ended February 28, 2025, U.S. financial markets experienced strong performance, with fixed income markets recovering meaningfully as inflation moderated and expectations grew for potential interest rate cuts by the Federal Reserve. Treasury yields, which rose sharply in 2023, began to stabilize and decline in the latter half of the period, driving positive returns for government securities. Meanwhile, credit spreads — the difference between yields on corporate bonds and comparable U.S. Treasuries — generally tightened as investor confidence improved, supported by resilient economic growth and declining recession risks. These conditions created a favorable environment for strategies focused on U.S. Treasuries and credit spread income generation.

In August of 2024, the market experienced a significant spike in short-term volatility due to the unwinding of the Japanese Yen carry trade. During that time the option overlay portion of the Fund's strategy realized losses due to the fast and unpredicted drop in equities. Risk reducing trades helped mitigate the impact to approximately -5% by the completion of the trading cycle.

For the fiscal year ended February 28, 2025, the Fund returned 7.53%. This compared favorably to the Bloomberg U.S. Aggregate Bond Index, a broad fixed income benchmark, which gained 5.81% over the same period.

What factors influenced performance?

The Fund seeks to generate monthly income and risk-adjusted returns by combining investments in U.S. government securities with an options-based credit spread strategy. The Fund’s returns during the period were primarily driven by income and capital gains from U.S. Treasury holdings, as well as premiums earned from options positions on major equity indices.

Leading contributors to Fund performance included holdings in U.S. Treasury securities such as the 0% Treasury Bill maturing November 28, 2025; the 0% Treasury Bill maturing May 9, 2024; and the 0% Treasury Bill maturing March 11, 2025. Detractors from performance included certain options positions, notably the SPXW 01/24/25 5000 put, the SPX 05/17/24 4425 put, and the RUT 05/17/24 1750 put, reflecting the Fund’s active management of credit spreads in response to market volatility.

The Fund maintains flexibility to take bullish, bearish, or neutral positions in its options strategy while reallocating collateral among U.S. Treasury securities. This approach is designed to capture income opportunities while mitigating exposure to traditional equity and bond market trends.

SoFi Enhanced Yield ETF Tailored Shareholder Report

Key Fund Statistics

(as of February 28, 2025)

Fund Size (Thousands)	$49,061
Number of Holdings	9
Total Advisory Fee Paid	$153,208
Annual Portfolio Turnover	330%

What did the Fund invest in?

(as of February 28, 2025)

Security Breakdown

(% of total net assets)

U.S. Treasury Securities
63.1%
U.S. Treasury Bills
32.2%
Purchased Options
9.4%
Cash & Other
4.7%
Money Market Funds
0.9%
Written Options
-10.3%

Top Holdings	(% of Total Net Assets)
United States Treasury Note/Bond - 3.00%, 07/15/2025	28.2
United States Treasury Bill - 4.17%, 11/28/2025	24.5
United States Treasury Note/Bond - 3.88%, 03/31/2025	20.8
S&P 500 Index, Expiration: 03/21/2025; Exercise Price: $5,150.00	9.4
United States Treasury Note/Bond - 3.88%, 01/15/2026	7.6
United States Treasury Note/Bond - 2.63%, 04/15/2025	6.6
United States Treasury Bill - 4.18%, 05/15/2025	5.8
United States Treasury Bill - 4.24%, 03/11/2025	1.8
S&P 500 Index, Expiration: 03/21/2025; Exercise Price: $5,200.00	-10.3

How has the Fund changed?

Effective January 1, 2025, Tidal Investments LLC (the "Adviser"), the Fund's investment adviser, acquired the trading team previously employed by ZEGA Financial, LLC (“ZEGA”), the former sub-adviser to the Fund. In connection with this transaction, ZEGA ceased operations as a registered investment adviser and resigned as sub-adviser. The Adviser has assumed full management responsibilities for the Fund. Jay Pestrichelli, a key member of the Fund’s portfolio management team previously employed by ZEGA, continues to serve as a portfolio manager for the Fund, now as an employee of the Adviser. There were no other portfolio manager changes for the Fund. This transaction did not result in any changes to the Fund’s investment objective, principal investment strategies, or fees. For more complete information, please see the Fund's prospectus, as supplemented.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.sofi.com/invest/etfs/thta/.

SoFi Select 500 ETF Tailored Shareholder Report

annual Shareholder Report February 28, 2025 SoFi Select 500 ETF Ticker: SFY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the SoFi Select 500 ETF (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.sofi.com/invest/etfs/sfy/. You can also request this information by contacting us at (877) 358-0096 or by writing the Fund at SoFi Select 500 ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SoFi Select 500 ETF	$0	0.00%

Cumulative Performance

(Initial Investment of $10,000)

SoFi Select 500 ETF - $23,626
Solactive SoFi US 500 Growth Index - $23,656
S&P 500® Total Return Index - $22,677
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
4/10/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024
2/28/2025

Annual Performance

Average Annual Returns for the Periods Ended February 28, 2025	1 Year	5 Years	Since Inception (4/10/2019)
SoFi Select 500 ETF	22.66%	17.62%	15.72%
Solactive SoFi US 500 Growth Index	22.73%	17.66%	15.75%
S&P 500® Total Return Index	18.41%	16.85%	14.92%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.sofi.com/invest/etfs/sfy/ for more recent performance information.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended February 28, 2025, U.S. financial markets performed strongly, driven by large-cap technology stocks, improving market breadth, and a stable macroeconomic environment. The S&P 500 Index rose during the period, supported by solid corporate earnings, continued growth in AI-related spending, and moderating inflation trends.

For the fiscal year ended February 28, 2025, the Fund returned 22.66%. This closely tracked the 22.73% total return of the Solactive SoFi US 500 Growth Index (“SFY Index”), the Fund’s underlying index. In comparison, the S&P 500® Total Return Index, a broad market benchmark, gained 18.41% over the same period.

Equity returns were heavily influenced by a small group of mega-cap companies, including Nvidia, Microsoft, Amazon, and Meta Platforms, which contributed a large share of the Index’s gains. However, market participation broadened later in the period, with cyclical sectors and small-cap stocks adding to the rally.

What factors influenced performance?

Sector performance attribution showed that Consumer Discretionary and Energy sectors were the largest contributors to the Fund’s returns, while Information Technology, Financials, and Health Care sectors detracted from performance.

At the individual stock level, leading contributors to the Fund’s results included NVIDIA, Broadcom, and Palantir, driven by strong earnings and positive market sentiment in AI and semiconductor sectors. Conversely, Microsoft, AMD, and Salesforce were the top detractors, due in part to softer-than-expected earnings reports and sector volatility.

The SFY Index includes the 500 largest U.S. companies by market capitalization and tilts weightings based on growth factors such as sales growth, earnings growth, and forward earnings estimates. During the period, strong performance in growth-oriented sectors, especially Technology and Consumer Discretionary, had a notable impact on Fund results.

SoFi Select 500 ETF Tailored Shareholder Report

Key Fund Statistics

(as of February 28, 2025)

Fund Size (Thousands)	$510,129
Number of Holdings	504
Total Advisory Fee Paid	$20,298
Annual Portfolio Turnover	29%

What did the Fund invest in?

(as of February 28, 2025)

Sector Breakdown

(% of total net assets)

Technology
39.1%
Consumer, Non-cyclical
15.6%
Communications
15.2%
Financial
13.8%
Consumer, Cyclical
5.9%
Industrial
5.6%
Energy
1.9%
Utilities
1.5%
Basic Materials
1.2%
Cash & Other
0.2%

Top Ten Holdings	(% of Total Net Assets)
NVIDIA Corp.	14.5
Microsoft Corp.	5.2
Amazon.com, Inc.	4.7
Apple, Inc.	4.5
Meta Platforms, Inc. - Class A	3.6
Broadcom, Inc.	3.4
Eli Lilly & Co.	2.5
Alphabet, Inc. - Class A	1.7
JPMorgan Chase & Co.	1.6
Advanced Micro Devices, Inc.	1.1

How has the Fund changed?

Effective February 1, 2025, Tidal Investments LLC (the ''Adviser'') has contractually agreed to waive a portion of its Management Fees for the Fund until at least June 30, 2025, such that Management Fees do not exceed 0.05% of the Fund’s average daily net assets. This agreement may be terminated only by, or with the consent of, the Trust’s Board of Trustees, on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This agreement may not be terminated by the Adviser without the consent of the Board of Trustees. Prior to February 1, 2025, the Adviser was waiving its full Management Fees.

Effective October 1, 2024, the Fund executed a 1 for 5 reverse stock split of its issued and outstanding shares.

Effective October 15, 2024, the SFY Index, the Fund's underlying index, began rebalancing and reconstituting on a semi-annual basis as opposed to annually.

For more complete information, please see the Fund's prospectus, as supplemented.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.sofi.com/invest/etfs/sfy/.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there are at least two audit committee financial expert serving on its audit committee. Mr. Dusko Culafic and Mr. Eduardo Mendoza are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

SoFi Select 500 ETF

	FYE 2/29/2025	FYE 2/28/2024
Audit Fees	$13,500	$13,125
Audit-Related Fees	N/A	N/A
Tax Fees	$2,750	$2,625
All Other Fees	N/A	N/A

SoFi Next 500 ETF

	FYE 2/29/2025	FYE 2/28/2024
Audit Fees	$13,500	$13,125
Audit-Related Fees	N/A	N/A
Tax Fees	$2,750	$2,625
All Other Fees	N/A	N/A

SoFi Social 50 ETF

	FYE 2/29/2025	FYE 2/28/2024
Audit Fees	$13,500	$13,125
Audit-Related Fees	N/A	N/A
Tax Fees	$2,750	$2,625
All Other Fees	N/A	N/A

SoFi Enhanced Yield ETF

	FYE 2/29/2025	FYE 2/28/2024
Audit Fees	$13,500	$13,125
Audit-Related Fees	N/A	N/A
Tax Fees	$2,750	$2,625
All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2/29/2025	FYE 2/29/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 2/29/2025	FYE 2/29/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements
February 28, 2025

Tidal ETF Trust
● SoFi Enhanced Yield ETF	| THTA	| NYSE Arca, Inc.
● SoFi Next 500 ETF	| SFYX	| NYSE Arca, Inc.
● SoFi Select 500 ETF	| SFY	| NYSE Arca, Inc.
● SoFi Social 50 ETF	| SFYF	| NYSE Arca, Inc.

SoFi ETFs

Schedule of Investments	SoFi Enhanced Yield ETF

February 28, 2025

U.S. TREASURY SECURITIES - 63.1%		Par	Value
United States Treasury Note/Bond
3.88%, 03/31/2025		$10,209,500	$10,205,578
2.63%, 04/15/2025		3,223,000	3,216,952
3.00%, 07/15/2025		13,890,000	13,825,612
3.88%, 01/15/2026		3,724,000	3,715,907
TOTAL U.S. TREASURY SECURITIES (Cost $30,938,802)			30,964,049

PURCHASED OPTIONS - 9.4%(a)(b)(c)(d)	Notional Amount	Contracts
Put Options - 9.4%
S&P 500 Index, Expiration: 03/21/2025; Exercise Price: $5,150.00	$5,225,073,750	8,775	4,606,875
TOTAL PURCHASED OPTIONS (Cost $6,832,198)			4,606,875

SHORT-TERM INVESTMENTS - 33.1%
Money Market Funds - 0.9%		Shares
First American Government Obligations Fund - Class X, 4.29% (e)		446,853	446,853

U.S. Treasury Bills - 32.2%		Par
4.24%, 03/11/2025 (f)		905,000	904,143
4.18%, 05/15/2025 (f)		2,881,000	2,856,507
4.17%, 11/28/2025 (f)		12,390,000	12,023,179
			15,783,829
TOTAL SHORT-TERM INVESTMENTS (Cost $16,221,948)			16,230,682

TOTAL INVESTMENTS - 105.6% (Cost $53,992,948)			51,801,606
Liabilities in Excess of Other Assets - (5.6)%			(2,740,282)
TOTAL NET ASSETS - 100.0%			$49,061,324

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written options.
(e)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(f)	The rate shown is the annualized effective yield as of February 28, 2025.

The accompanying notes are an integral part of these financial statements.

Schedule of Written Options	SoFi Enhanced Yield ETF

February 28, 2025

WRITTEN OPTIONS - (10.3)%(a)(b)	Notional Amount	Contracts	Value
Put Options - (10.3)%
S&P 500 Index, Expiration: 03/21/2025; Exercise Price: $5,200.00	$(5,225,073,750)	(8,775)	$(5,045,625)
TOTAL WRITTEN OPTIONS (Premiums received $7,367,922)			$(5,045,625)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Next 500 ETF

February 28, 2025

COMMON STOCKS - 93.5%	Shares	Value
Advertising - 0.2%
The Interpublic Group of Cos., Inc. (a)	1,885	$51,649

Aerospace & Defense - 0.9%
Curtiss-Wright Corp.	215	69,157
HEICO Corp.	437	115,665
Hexcel Corp.	507	32,129
Leonardo DRS, Inc. (b)	1,287	39,189
		256,140

Agriculture - 0.1%
Darling Ingredients, Inc. (b)	762	27,501

Airlines - 0.9%
Alaska Air Group, Inc. (b)	1,409	101,843
American Airlines Group, Inc. (b)	9,364	134,373
		236,216

Apparel - 1.2%
Capri Holdings Ltd. (b)	562	12,353
Columbia Sportswear Co. (a)	255	22,144
Crocs, Inc. (a)(b)	362	36,044
PVH Corp.	430	32,181
Ralph Lauren Corp. - Class A	199	53,957
Skechers U.S.A., Inc. - Class A (b)	668	40,741
Tapestry, Inc.	1,207	103,102
VF Corp. (a)	1,350	33,656
		334,178

Auto Manufacturers - 0.5%
Lucid Group, Inc. (a)(b)	8,293	18,410
Rivian Automotive, Inc. - Class A (a)(b)	11,156	132,087
		150,497

Auto Parts & Equipment - 0.6%
Allison Transmission Holdings, Inc.	538	54,741
BorgWarner, Inc. (a)	975	29,026
Gentex Corp.	1,578	38,377
Lear Corp.	430	40,416
		162,560

Banks - 5.6%
Bank OZK	1,291	61,981
BOK Financial Corp.	564	61,453
Cadence Bank	2,775	92,019
Columbia Banking System, Inc. (a)	2,485	66,424
Comerica, Inc.	1,072	68,962
Commerce Bancshares, Inc.	946	61,537
Cullen/Frost Bankers, Inc. (a)	543	74,407
East West Bancorp, Inc.	1,340	126,536
First Financial Bankshares, Inc. (a)	798	30,053
First Horizon Corp.	4,443	95,702
Glacier Bancorp, Inc. (a)	679	33,162
Home BancShares, Inc.	1,443	43,218
Old National Bancorp (a)	2,841	67,474
Pinnacle Financial Partners, Inc.	831	94,950
Prosperity Bancshares, Inc.	661	50,738
SouthState Corp. (a)	554	55,843

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Next 500 ETF

February 28, 2025

Synovus Financial Corp. (a)	1,163	60,337
United Bankshares, Inc.	1,034	37,369
Valley National Bancorp	4,781	47,045
Webster Financial Corp.	1,764	99,349
Western Alliance Bancorp	892	77,533
Wintrust Financial Corp. (a)	662	82,399
Zions Bancorp N.A.	1,130	61,065
		1,549,556

Beverages - 1.1%
Celsius Holdings, Inc. (a)(b)	3,458	88,836
Molson Coors Beverage Co. - Class B	3,112	190,734
National Beverage Corp.	508	20,234
		299,804

Biotechnology - 2.5%
Apellis Pharmaceuticals, Inc. (b)	1,619	40,718
Bio-Rad Laboratories, Inc. - Class A (b)	164	43,486
Blueprint Medicines Corp. (b)	401	38,725
Cytokinetics, Inc. (b)	346	15,916
Exelixis, Inc. (b)	2,054	79,469
Halozyme Therapeutics, Inc. (b)	946	55,956
Intra-Cellular Therapies, Inc. (b)	1,356	173,839
Ionis Pharmaceuticals, Inc. (b)	892	29,605
Revolution Medicines, Inc. (b)	447	18,211
Sarepta Therapeutics, Inc. (b)	797	85,080
United Therapeutics Corp. (b)	299	95,695
		676,700

Building Materials - 2.5%
AAON, Inc.	634	48,691
Armstrong World Industries, Inc.	236	36,264
Boise Cascade Co.	161	16,689
Eagle Materials, Inc.	182	41,170
Fortune Brands Innovations, Inc.	620	40,126
Knife River Corp. (b)	360	34,445
Lennox International, Inc.	195	117,205
Louisiana-Pacific Corp.	241	24,021
Mohawk Industries, Inc. (b)	180	21,166
Owens Corning	398	61,308
Simpson Manufacturing Co., Inc.	221	36,332
SPX Technologies, Inc. (b)	659	95,983
The AZEK Co., Inc. (b)	1,313	61,514
Trex Co., Inc. (b)	524	32,326
UFP Industries, Inc.	218	23,326
		690,566

Chemicals - 1.1%
Ashland, Inc.	220	13,380
Axalta Coating Systems Ltd. (b)	1,236	44,756
Balchem Corp.	156	27,149
Cabot Corp. (a)	248	21,328
Element Solutions, Inc.	1,255	32,768
FMC Corp.	491	18,118
Huntsman Corp.	1,594	26,986
NewMarket Corp.	51	29,076

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Next 500 ETF

February 28, 2025

Olin Corp.	416	10,562
RPM International, Inc. (a)	655	81,148
The Chemours Co. (a)	701	10,480
		315,751

Commercial Services - 4.2%
ADT, Inc.	8,412	68,894
Affirm Holdings, Inc. - Class A (b)	1,823	116,945
Alight, Inc. - Class A	1,678	11,461
API Group Corp. (b)	2,230	87,572
Avis Budget Group, Inc. (a)(b)	164	12,958
Bright Horizons Family Solutions, Inc. (b)	441	57,180
Dun & Bradstreet Holdings, Inc. (a)	3,602	32,670
Euronet Worldwide, Inc. (b)	254	26,025
FTI Consulting, Inc. (b)	207	34,279
GXO Logistics, Inc. (b)	720	28,382
H&R Block, Inc. (a)	692	37,721
Insperity, Inc. (a)	193	16,978
MarketAxess Holdings, Inc.	190	36,630
Morningstar, Inc.	340	106,665
Paylocity Holding Corp. (b)	544	111,134
Robert Half, Inc. (a)	423	24,995
Service Corp. International	666	53,946
Toast, Inc. - Class A (b)	4,013	154,902
TriNet Group, Inc.	305	22,482
Valvoline, Inc. (b)	406	14,973
WEX, Inc. (b)	325	51,058
WillScot Holdings Corp. (a)(b)	1,162	38,288
		1,146,138

Computers - 2.3%
Amdocs Ltd.	641	55,927
ASGN, Inc. (b)	208	14,015
CACI International, Inc. - Class A (b)	117	39,177
DXC Technology Co. (b)	832	15,284
ExlService Holdings, Inc. (b)	1,055	51,115
Insight Enterprises, Inc. (b)	147	22,620
KBR, Inc.	588	28,830
Maximus, Inc.	328	21,386
Parsons Corp. (b)	906	52,747
Pure Storage, Inc. - Class A (b)	3,946	207,047
Qualys, Inc. (b)	232	30,499
Science Applications International Corp.	248	24,500
Tenable Holdings, Inc. (b)	1,015	38,712
Varonis Systems, Inc. (b)	692	29,735
		631,594

Cosmetics & Personal Care - 0.7%
Coty, Inc. - Class A (b)	6,739	38,345
elf Beauty, Inc. (a)(b)	855	60,064
Interparfums, Inc. (a)	237	32,924
Perrigo Co. PLC	2,157	62,553
		193,886

Distribution & Wholesale - 0.9%
Core & Main, Inc. - Class A (b)	932	47,541
Pool Corp. (a)	159	55,173
SiteOne Landscape Supply, Inc. (a)(b)	251	31,704

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Next 500 ETF

February 28, 2025

Watsco, Inc. (a)	146	73,632
WESCO International, Inc.	249	44,937
		252,987

Diversified Financial Services - 6.5%
Affiliated Managers Group, Inc.	137	23,406
Air Lease Corp.	1,496	71,688
Ally Financial, Inc.	1,981	73,495
Blue Owl Capital, Inc. - Class A (a)	12,181	262,257
Credit Acceptance Corp. (b)	66	32,498
Enact Holdings, Inc.	808	27,779
Evercore, Inc. - Class A	169	40,864
FTAI Aviation Ltd.	1,438	185,085
Houlihan Lokey, Inc. - Class A	256	44,377
Interactive Brokers Group, Inc. - Class A	1,275	260,610
Invesco Ltd.	5,553	96,567
Jefferies Financial Group, Inc.	1,174	77,719
Mr Cooper Group, Inc. (b)	237	26,632
OneMain Holdings, Inc.	583	31,330
Radian Group, Inc.	713	23,465
SEI Investments Co.	632	50,592
SLM Corp. (a)	1,598	48,244
SoFi Technologies, Inc. (a)(b)	12,954	187,444
Stifel Financial Corp.	572	60,741
The Western Union Co. (a)	1,548	16,765
Tradeweb Markets, Inc. - Class A	728	98,549
Voya Financial, Inc.	714	51,594
		1,791,701

Electric - 1.4%
Black Hills Corp.	299	18,293
IDACORP, Inc.	257	30,303
NRG Energy, Inc.	1,832	193,661
OGE Energy Corp.	705	32,627
Ormat Technologies, Inc. (a)	391	27,307
Pinnacle West Capital Corp.	656	60,706
Portland General Electric Co.	542	24,298
		387,195

Electrical Components & Equipment - 0.5%
Acuity Brands, Inc.	139	41,301
Generac Holdings, Inc. (b)	257	34,991
Littelfuse, Inc. (a)	103	23,907
Universal Display Corp.	212	32,567
		132,766

Electronics - 2.5%
Allegion PLC	532	68,474
Arrow Electronics, Inc. (b)	215	23,235
Atkore, Inc.	145	8,917
Coherent Corp. (b)	479	36,016
Jabil, Inc. (a)	596	92,332
NEXTracker, Inc. - Class A (b)	2,027	89,229
nVent Electric PLC	1,021	61,607
Sensata Technologies Holding PLC	1,812	52,276
TD SYNNEX Corp.	400	54,996

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Next 500 ETF

February 28, 2025

Trimble, Inc. (b)	1,318	94,870
Vontier Corp.	725	27,079
Woodward, Inc.	423	79,945
		688,976

Engineering & Construction - 1.9%
AECOM	1,158	115,858
Comfort Systems USA, Inc.	262	95,192
EMCOR Group, Inc.	290	118,584
Everus Construction Group, Inc. (b)	165	6,864
Exponent, Inc.	213	18,032
Fluor Corp. (b)	1,287	48,945
MasTec, Inc. (b)	618	80,705
TopBuild Corp. (b)	157	48,103
		532,283

Entertainment - 1.9%
Caesars Entertainment, Inc. (b)	1,813	60,228
Churchill Downs, Inc.	546	64,701
International Game Technology PLC	1,103	19,556
Light & Wonder, Inc. (b)	845	94,201
Marriott Vacations Worldwide Corp.	174	13,126
TKO Group Holdings, Inc. - Class A (b)	1,344	202,460
Vail Resorts, Inc.	216	34,342
Warner Music Group Corp. - Class A	784	26,421
		515,035

Environmental Control - 0.8%
Casella Waste Systems, Inc. - Class A (b)	358	40,103
Clean Harbors, Inc. (b)	256	54,669
Pentair PLC	839	79,034
Tetra Tech, Inc.	2,043	59,635
		233,441

Food - 1.9%
Albertsons Cos., Inc. - Class A	2,829	59,522
Flowers Foods, Inc. (a)	1,085	20,333
Ingredion, Inc.	338	44,146
Lancaster Colony Corp.	155	29,629
Performance Food Group Co. (b)	957	81,479
Pilgrim's Pride Corp. (b)	1,163	63,256
Post Holdings, Inc. (b)	334	37,912
Sprouts Farmers Market, Inc. (b)	514	76,278
US Foods Holding Corp. (b)	1,584	113,541
		526,096

Food Service - 0.3%
Aramark	1,998	74,026

Forest Products & Paper - 0.0%(c)
Magnera Corp. (b)	133	2,741

Gas - 0.8%
MDU Resources Group, Inc.	680	11,730
National Fuel Gas Co.	299	22,485
New Jersey Resources Corp.	300	14,514
NiSource, Inc.	1,960	79,987

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Next 500 ETF

February 28, 2025

ONE Gas, Inc.	238	17,886
Southwest Gas Holdings, Inc.	595	44,655
UGI Corp. (a)	597	20,393
		211,650

Hand & Machine Tools - 1.0%
Lincoln Electric Holdings, Inc.	350	72,341
MSA Safety, Inc.	348	56,968
Regal Rexnord Corp.	1,023	132,376
		261,685

Healthcare - Products - 3.4%
Avantor, Inc. (b)	3,121	52,121
Bio-Techne Corp.	667	41,187
Bruker Corp.	938	44,292
DENTSPLY SIRONA, Inc.	2,052	33,961
Glaukos Corp. (b)	260	31,205
Globus Medical, Inc. - Class A (b)	1,239	99,516
Haemonetics Corp. (a)(b)	313	20,502
Inspire Medical Systems, Inc. (a)(b)	326	60,502
Lantheus Holdings, Inc. (a)(b)	1,044	97,948
Masimo Corp. (a)(b)	254	47,948
Merit Medical Systems, Inc. (a)(b)	356	36,326
Natera, Inc. (b)	925	143,921
Penumbra, Inc. (b)	602	171,835
QIAGEN NV	891	34,218
Repligen Corp. (b)	218	34,719
		950,201

Healthcare - Services - 2.2%
Acadia Healthcare Co., Inc. (b)	1,323	39,663
Charles River Laboratories International, Inc. (b)	258	42,650
Chemed Corp.	88	52,870
DaVita, Inc. (a)(b)	432	63,884
Encompass Health Corp.	612	61,286
HealthEquity, Inc. (b)	951	104,382
Medpace Holdings, Inc. (b)	237	77,575
Tenet Healthcare Corp. (b)	478	60,510
The Ensign Group, Inc.	389	50,239
Universal Health Services, Inc. - Class B	315	55,204
		608,263

Home Builders - 0.5%
Installed Building Products, Inc. (a)	141	24,167
Meritage Homes Corp.	298	21,596
Taylor Morrison Home Corp. (b)	419	25,827
Thor Industries, Inc. (a)	189	18,785
Toll Brothers, Inc.	471	52,583
		142,958

Home Furnishings - 0.8%
Dolby Laboratories, Inc. - Class A	327	26,687
SharkNinja, Inc. (b)	989	103,934
Somnigroup International, Inc. (a)	826	52,765
Whirlpool Corp. (a)	404	41,123
		224,509

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Next 500 ETF

February 28, 2025

Household Products & Wares - 0.1%
Reynolds Consumer Products, Inc.	1,028	25,165

Housewares - 0.1%
The Scotts Miracle-Gro Co.	292	17,102

Insurance - 4.7%
American Financial Group, Inc.	482	60,867
Assurant, Inc.	377	78,375
Axis Capital Holdings Ltd.	602	58,322
Corebridge Financial, Inc.	2,304	79,903
Equitable Holdings, Inc.	1,300	71,526
Essent Group Ltd.	549	31,633
Fidelity National Financial, Inc.	1,398	90,213
First American Financial Corp.	448	29,429
Globe Life, Inc. (a)	417	53,138
Jackson Financial, Inc. - Class A	208	19,059
Kinsale Capital Group, Inc. (a)	288	124,373
Lincoln National Corp.	931	36,309
MGIC Investment Corp.	1,157	28,474
Old Republic International Corp.	1,217	46,867
Primerica, Inc.	192	55,680
Reinsurance Group of America, Inc.	421	85,332
RLI Corp.	648	49,306
Ryan Specialty Holdings, Inc. - Class A	1,518	106,245
Selective Insurance Group, Inc.	427	36,741
The Hanover Insurance Group, Inc.	501	85,436
Unum Group	953	78,422
		1,305,650

Internet - 3.0%
Etsy, Inc. (b)	823	42,129
F5, Inc. (b)	388	113,463
IAC, Inc. (b)	366	16,916
Lyft, Inc. - Class A (b)	2,899	38,673
Maplebear, Inc. (a)(b)	901	37,022
Match Group, Inc.	1,652	52,385
Robinhood Markets, Inc. - Class A (b)	7,502	375,850
Roku, Inc. - Class A (b)	668	55,785
Wayfair, Inc. - Class A (a)(b)	546	21,594
Zillow Group, Inc. - Class C (b)	789	60,485
		814,302

Iron & Steel - 0.5%
ATI, Inc. (b)	895	52,053
Cleveland-Cliffs, Inc. (b)	2,818	30,547
Commercial Metals Co.	486	23,542
United States Steel Corp.	879	35,354
		141,496

Leisure Time - 1.0%
Brunswick Corp.	304	18,498
Harley-Davidson, Inc. (a)	716	18,444
Norwegian Cruise Line Holdings Ltd. (a)(b)	7,532	171,127
Planet Fitness, Inc. - Class A (b)	596	55,160
Polaris, Inc. (a)	268	12,039
		275,268

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Next 500 ETF

February 28, 2025

Lodging - 1.2%
Boyd Gaming Corp.	588	44,841
Choice Hotels International, Inc. (a)	266	38,115
Hilton Grand Vacations, Inc. (b)	566	24,281
Hyatt Hotels Corp. - Class A (a)	277	39,043
Wyndham Hotels & Resorts, Inc.	338	36,616
Wynn Resorts Ltd.	1,770	158,096
		340,992

Machinery - Construction & Mining - 0.4%
BWX Technologies, Inc.	519	53,961
Oshkosh Corp.	657	67,211
		121,172

Machinery - Diversified - 3.1%
AGCO Corp. (a)	478	46,352
Applied Industrial Technologies, Inc.	216	54,125
Chart Industries, Inc. (b)	879	167,493
CNH Industrial NV - Class A	7,234	93,174
Cognex Corp.	627	20,566
Crane Co.	296	48,245
Esab Corp.	336	42,101
Flowserve Corp.	893	49,151
Gates Industrial Corp. PLC (b)	1,369	29,625
Graco, Inc.	915	79,669
Nordson Corp.	285	59,933
The Middleby Corp. (b)	272	44,991
The Toro Co.	449	36,014
Watts Water Technologies, Inc. - Class A	138	29,612
Zurn Elkay Water Solutions Corp.	1,418	50,240
		851,291

Media - 1.2%
Endeavor Group Holdings, Inc. - Class A (a)	2,391	77,923
Fox Corp. - Class A	1,176	67,738
Liberty Broadband Corp. - Class C (b)	562	46,230
News Corp. - Class A	1,947	55,723
Nexstar Media Group, Inc.	155	26,218
Paramount Global - Class B (a)	1,981	22,504
The New York Times Co. - Class A	874	42,031
		338,367

Metal Fabricate & Hardware - 0.7%
Advanced Drainage Systems, Inc. (a)	337	37,538
Mueller Industries, Inc.	403	32,313
RBC Bearings, Inc. (b)	167	59,986
The Timken Co.	348	28,188
Valmont Industries, Inc.	99	34,489
		192,514

Mining - 0.2%
Alcoa Corp.	491	16,326
Royal Gold, Inc.	335	49,245
		65,571

Miscellaneous Manufacturers - 0.9%
A.O. Smith Corp. - Class A	840	55,843
Donaldson Co., Inc.	602	41,592
Fabrinet (b)	196	39,210

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Next 500 ETF

February 28, 2025

Federal Signal Corp.	428	34,788
ITT, Inc.	449	63,417
		234,850

Oil & Gas - 3.2%
Antero Resources Corp. (b)	782	28,699
APA Corp. (a)	1,404	29,063
Chord Energy Corp.	221	25,260
Civitas Resources, Inc. (a)	482	18,480
EQT Corp.	2,507	120,762
Expand Energy Corp.	676	66,843
Helmerich & Payne, Inc. (a)	902	23,912
HF Sinclair Corp.	800	28,216
Magnolia Oil & Gas Corp. - Class A (a)	663	15,521
Matador Resources Co. (a)	584	30,567
Murphy Oil Corp. (a)	607	16,079
Noble Corp. PLC (a)	2,255	58,405
Ovintiv, Inc.	960	41,722
PBF Energy, Inc. - Class A	475	10,179
Permian Resources Corp. - Class A	5,781	81,454
Range Resources Corp.	737	27,357
SM Energy Co.	415	13,575
Texas Pacific Land Corp. (a)	110	157,074
Transocean Ltd. (a)(b)	4,858	14,331
Weatherford International PLC	1,016	62,901
		870,400

Oil & Gas Services - 1.4%
ChampionX Corp. (a)	1,224	36,475
NOV, Inc.	5,367	80,076
TechnipFMC PLC	7,575	223,008
Tidewater, Inc. (b)	1,002	45,711
		385,270

Packaging & Containers - 1.0%
AptarGroup, Inc.	339	49,748
Berry Global Group, Inc.	489	35,291
Crown Holdings, Inc.	494	44,277
Graphic Packaging Holding Co. (a)	1,664	44,395
Sealed Air Corp. (a)	639	21,841
Silgan Holdings, Inc.	505	27,427
Smurfit WestRock PLC	843	43,895
Sonoco Products Co.	446	21,328
		288,202

Pharmaceuticals - 1.7%
Alkermes PLC (b)	2,498	85,756
BellRing Brands, Inc. (b)	939	68,810
Elanco Animal Health, Inc. (b)	1,452	16,219
Henry Schein, Inc. (a)(b)	623	44,962
Jazz Pharmaceuticals PLC (b)	660	94,730
Neurocrine Biosciences, Inc. (b)	824	97,825
Option Care Health, Inc. (b)	1,114	37,319
Organon & Co.	1,264	18,846
		464,467

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Next 500 ETF

February 28, 2025

Pipelines - 0.4%
Antero Midstream Corp.	3,004	50,918
DT Midstream, Inc.	484	46,507
New Fortress Energy, Inc. (a)	1,689	16,890
		114,315

Private Equity - 0.3%
The Carlyle Group, Inc. (a)	1,398	69,676

Real Estate - 0.2%
Jones Lang LaSalle, Inc. (b)	226	61,447

Retail - 4.6%
Abercrombie & Fitch Co. - Class A (b)	696	71,681
Academy Sports & Outdoors, Inc.	336	16,662
Advance Auto Parts, Inc. (a)	616	22,730
Asbury Automotive Group, Inc. (a)(b)	88	23,619
AutoNation, Inc. (a)(b)	172	31,368
Bath & Body Works, Inc.	1,065	38,585
Beacon Roofing Supply, Inc. (b)	329	37,973
BJ's Wholesale Club Holdings, Inc. (b)	669	67,743
Carvana Co. - Class A (b)	404	94,172
Casey's General Stores, Inc.	166	68,759
Cava Group, Inc. (b)	1,036	98,451
Dick's Sporting Goods, Inc.	301	67,755
Dillard's, Inc. - Class A (a)	54	21,011
FirstCash Holdings, Inc.	301	33,796
Five Below, Inc. (b)	362	31,454
Floor & Decor Holdings, Inc. - Class A (b)	510	49,281
Freshpet, Inc. (b)	427	45,702
Lithia Motors, Inc. (a)	157	54,077
Macy's, Inc.	2,365	33,938
MSC Industrial Direct Co., Inc. - Class A	276	22,179
Murphy USA, Inc.	90	42,232
Penske Automotive Group, Inc.	323	54,500
RH (b)	69	22,223
Texas Roadhouse, Inc.	395	72,716
The Gap, Inc. (a)	3,619	81,826
The Wendy's Co.	1,065	16,508
Wingstop, Inc.	213	50,008
		1,270,949

Semiconductors - 1.2%
Allegro MicroSystems, Inc. (a)(b)	1,205	26,871
Amkor Technology, Inc.	1,018	21,480
Cirrus Logic, Inc. (b)	246	25,636
IPG Photonics Corp. (b)	228	13,267
Lattice Semiconductor Corp. (b)	838	52,241
MACOM Technology Solutions Holdings, Inc. (b)	321	37,127
MKS Instruments, Inc.	196	17,997
Onto Innovation, Inc. (b)	185	26,947
Power Integrations, Inc.	181	11,005
Rambus, Inc. (b)	1,476	82,493
Silicon Laboratories, Inc. (b)	106	14,872
		329,936

Shipbuilding - 0.1%
Huntington Ingalls Industries, Inc. (a)	211	37,047

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Next 500 ETF

February 28, 2025

Software - 8.0%
Appfolio, Inc. - Class A (b)	399	85,585
Bentley Systems, Inc. - Class B	1,788	78,493
BILL Holdings, Inc. (a)(b)	1,269	70,049
BlackLine, Inc. (b)	721	34,824
CCC Intelligent Solutions Holdings, Inc. (b)	2,948	30,040
Concentrix Corp. (a)	451	20,367
Confluent, Inc. - Class A (b)	1,870	59,354
Dayforce, Inc. (a)(b)	1,598	99,060
DoubleVerify Holdings, Inc. (b)	1,326	18,431
Dropbox, Inc. - Class A (b)	1,368	35,541
Duolingo, Inc. - Class A (b)	438	136,687
Dynatrace, Inc. (b)	4,599	263,293
Elastic NV (b)	832	96,812
Five9, Inc. (a)(b)	643	23,277
Gitlab, Inc. - Class A (b)	867	52,202
Guidewire Software, Inc. (b)	752	151,393
Informatica, Inc. - Class A (b)	1,861	35,657
Manhattan Associates, Inc. (b)	508	89,855
Nutanix, Inc. - Class A (b)	3,199	245,971
Pegasystems, Inc.	762	59,825
Procore Technologies, Inc. (b)	1,406	107,517
Samsara, Inc. - Class A (b)	1,718	81,914
SentinelOne, Inc. - Class A (b)	2,602	53,679
SPS Commerce, Inc. (b)	241	32,101
Teradata Corp. (b)	781	18,619
UiPath, Inc. - Class A (a)(b)	5,841	71,844
Unity Software, Inc. (a)(b)	4,183	107,252
Workiva, Inc. - Class A (b)	319	27,919
ZoomInfo Technologies, Inc. (b)	2,538	29,593
		2,217,154

Telecommunications - 1.0%
Ciena Corp. (b)	908	72,249
Frontier Communications Parent, Inc. (b)	916	32,967
Liberty Broadband Corp. (b)(d)	806	0
Juniper Networks, Inc.	1,933	69,975
Ubiquiti, Inc. (a)	317	108,316
		283,507

Toys, Games & Hobbies - 0.2%
Hasbro, Inc.	322	20,966
Mattel, Inc. (b)	1,748	37,232
		58,198

Transportation - 1.2%
C.H. Robinson Worldwide, Inc.	380	38,616
Kirby Corp. (b)	357	37,206
Knight-Swift Transportation Holdings, Inc.	745	37,578
Landstar System, Inc.	117	18,580
Ryder System, Inc.	178	29,276
Saia, Inc. (a)(b)	185	75,746
XPO, Inc. (b)	746	91,728
		328,730

Water - 0.2%
Essential Utilities, Inc.	1,142	43,373
TOTAL COMMON STOCKS (Cost $25,699,568)		25,805,660

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Next 500 ETF

February 28, 2025

REAL ESTATE INVESTMENT TRUSTS - 6.2%

AGNC Investment Corp. (a)	9,520	99,294
Agree Realty Corp. (a)	750	55,350
American Homes 4 Rent - Class A	1,985	73,465
Americold Realty Trust, Inc.	825	18,917
Annaly Capital Management, Inc.	3,956	86,874
Brixmor Property Group, Inc.	1,389	38,836
BXP, Inc.	786	55,751
Camden Property Trust	484	60,045
CubeSmart	1,307	53,953
EastGroup Properties, Inc.	330	60,341
Equity LifeStyle Properties, Inc.	1,002	68,717
Federal Realty Investment Trust	377	39,743
First Industrial Realty Trust, Inc.	760	43,381
Gaming and Leisure Properties, Inc.	1,500	75,225
Healthcare Realty Trust, Inc. (a)	1,442	24,702
Independence Realty Trust, Inc. (a)	1,634	35,621
Kilroy Realty Corp.	571	20,385
Kimco Realty Corp.	6,962	153,860
Kite Realty Group Trust	2,375	54,459
Lamar Advertising Co. - Class A (a)	439	54,537
NNN REIT, Inc.	981	41,643
Omega Healthcare Investors, Inc.	1,308	48,187
Rayonier, Inc. (a)	1,200	31,788
Regency Centers Corp.	930	71,331
Rexford Industrial Realty, Inc.	1,742	71,979
Rithm Capital Corp.	5,476	66,533
Ryman Hospitality Properties, Inc. (a)	500	49,445
STAG Industrial, Inc. - Class A	964	34,685
Starwood Property Trust, Inc.	2,433	49,925
Terreno Realty Corp. (a)	560	37,979
Vornado Realty Trust (a)	1,097	46,118
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,745,043)		1,723,069

SHORT-TERM INVESTMENTS - 16.4%
Investments Purchased with Proceeds from Securities Lending - 16.2%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (e)	4,460,062	4,460,062

Money Market Funds - 0.2%	Shares
First American Government Obligations Fund - Class X, 4.29% (e)	54,274	54,274
TOTAL SHORT-TERM INVESTMENTS (Cost $4,514,336)		4,514,336

TOTAL INVESTMENTS - 116.1% (Cost $31,958,947)		32,043,065
Liabilities in Excess of Other Assets - (16.1)%		(4,440,673)
TOTAL NET ASSETS - 100.0%		$27,602,392

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $4,394,261 which represented 15.9% of net assets.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Next 500 ETF

February 28, 2025

(d)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 28, 2025.

(e)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Select 500 ETF

February 28, 2025

COMMON STOCKS - 98.0%	Shares	Value
Advertising - 0.1%
Omnicom Group, Inc. (a)	1,321	$109,326
The Trade Desk, Inc. - Class A (b)	6,091	428,319
		537,645

Aerospace & Defense - 1.5%
General Dynamics Corp.	1,893	478,172
General Electric Co.	4,551	941,966
Howmet Aerospace, Inc.	4,104	560,606
L3Harris Technologies, Inc.	2,241	461,892
Lockheed Martin Corp.	1,607	723,745
Northrop Grumman Corp.	1,075	496,370
RTX Corp.	16,232	2,158,694
The Boeing Co. (b)	4,862	849,051
TransDigm Group, Inc.	659	900,985
		7,571,481

Agriculture - 0.5%
Altria Group, Inc.	9,628	537,724
Archer-Daniels-Midland Co.	2,444	115,357
Bunge Global SA	777	57,646
Philip Morris International, Inc.	12,452	1,933,546
		2,644,273

Airlines - 0.2%
Delta Air Lines, Inc.	4,654	279,799
Southwest Airlines Co.	10,938	339,734
United Airlines Holdings, Inc. (b)	2,332	218,765
		838,298

Apparel - 0.1%
Deckers Outdoor Corp. (b)	1,425	198,588
Nike, Inc. - Class B	6,717	533,531
		732,119

Auto Manufacturers - 1.0%
Cummins, Inc.	922	339,462
Ford Motor Co.	32,009	305,686
General Motors Co.	7,404	363,758
PACCAR, Inc.	3,471	372,230
Tesla, Inc. (b)	12,797	3,749,265
		5,130,401

Banks - 4.5%
Bank of America Corp.	68,177	3,142,960
Citigroup, Inc.	19,260	1,539,837
Citizens Financial Group, Inc.	2,694	123,305
Fifth Third Bancorp	6,005	261,037
First Citizens BancShares, Inc. - Class A (a)	152	311,305
Huntington Bancshares, Inc. (a)	12,604	207,588
JPMorgan Chase & Co.	30,477	8,065,738
KeyCorp	6,512	112,788
M&T Bank Corp. (a)	1,386	265,724
Morgan Stanley	13,220	1,759,714
Northern Trust Corp.	3,192	351,822
Regions Financial Corp. (a)	6,158	146,006
State Street Corp.	3,434	340,756
The Bank of New York Mellon Corp.	10,653	947,584

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Select 500 ETF

February 28, 2025

The Goldman Sachs Group, Inc.	3,480	2,165,569
The PNC Financial Services Group, Inc.	3,256	624,892
Truist Financial Corp.	6,254	289,873
U.S. Bancorp	13,960	654,724
Wells Fargo & Co.	23,226	1,819,060
		23,130,282

Beverages - 0.8%
Brown-Forman Corp. - Class B (a)	2,168	71,782
Constellation Brands, Inc. - Class A (a)	1,206	211,653
Keurig Dr Pepper, Inc.	8,598	288,205
Monster Beverage Corp. (b)	5,253	287,076
PepsiCo, Inc.	9,059	1,390,285
The Coca-Cola Co.	27,436	1,953,718
		4,202,719

Biotechnology - 1.8%
Alnylam Pharmaceuticals, Inc. (a)(b)	2,419	596,888
Amgen, Inc.	6,455	1,988,527
Biogen, Inc. (b)	837	117,599
BioMarin Pharmaceutical, Inc. (b)	2,895	206,008
Corteva, Inc.	4,946	311,499
Gilead Sciences, Inc.	21,215	2,425,087
Illumina, Inc. (b)	1,258	111,635
Incyte Corp. (b)	2,655	195,142
Moderna, Inc. (a)(b)	1,422	44,025
Regeneron Pharmaceuticals, Inc.	871	608,603
Royalty Pharma PLC - Class A	4,941	166,215
Vertex Pharmaceuticals, Inc. (b)	4,523	2,170,090
		8,941,318

Building Materials - 0.6%
Builders FirstSource, Inc. (b)	568	78,946
Carrier Global Corp.	7,037	455,998
CRH PLC	4,308	441,656
Johnson Controls International PLC	4,320	370,051
Lennox International, Inc.	265	159,278
Martin Marietta Materials, Inc.	479	231,424
Masco Corp.	1,350	101,493
Owens Corning	567	87,341
Trane Technologies PLC	1,894	669,908
Vulcan Materials Co.	838	207,246
		2,803,341

Chemicals - 0.8%
Air Products and Chemicals, Inc.	1,322	417,950
Albemarle Corp.	514	39,593
Celanese Corp.	828	42,178
CF Industries Holdings, Inc.	776	62,872
Dow, Inc.	4,466	170,199
DuPont de Nemours, Inc.	4,596	375,815
Eastman Chemical Co.	692	67,712
Ecolab, Inc.	2,045	550,125
International Flavors & Fragrances, Inc.	1,650	134,987
Linde PLC	3,172	1,481,483
LyondellBasell Industries NV - Class A	1,625	124,849
PPG Industries, Inc.	1,574	178,208

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Select 500 ETF

February 28, 2025

RPM International, Inc.	842	104,315
The Sherwin-Williams Co.	1,424	515,873
		4,266,159

Commercial Services - 1.5%
Automatic Data Processing, Inc.	2,762	870,527
Block, Inc. - Class A (b)	12,084	789,085
Booz Allen Hamilton Holding Corp.	1,304	138,302
Cintas Corp.	2,524	523,730
Corpay, Inc. (b)	481	176,551
Equifax, Inc.	943	231,224
Global Payments, Inc. (a)	2,453	258,252
Moody's Corp.	1,760	886,934
PayPal Holdings, Inc. (b)	7,716	548,222
Quanta Services, Inc.	1,429	371,011
Rollins, Inc.	2,642	138,414
S&P Global, Inc.	3,162	1,687,686
TransUnion	3,470	320,732
United Rentals, Inc.	596	382,823
Verisk Analytics, Inc.	904	268,407
		7,591,900

Computers - 6.7%
Accenture PLC - Class A	4,201	1,464,049
Apple, Inc.	94,024	22,738,764
Cognizant Technology Solutions Corp. - Class A	3,026	252,157
Crowdstrike Holdings, Inc. - Class A (b)	6,062	2,362,119
Dell Technologies, Inc. - Class C	2,240	230,182
EPAM Systems, Inc. (b)	372	76,684
Fortinet, Inc. (b)	5,245	566,512
Gartner, Inc. (b)	531	264,608
Hewlett Packard Enterprise Co.	9,130	180,865
HP, Inc.	5,688	175,589
International Business Machines Corp.	12,470	3,147,927
Leidos Holdings, Inc.	1,121	145,696
NetApp, Inc.	1,263	126,060
Okta, Inc. - Class A (b)	3,217	291,106
Pure Storage, Inc. - Class A (b)	9,022	473,384
Sandisk Corp. (b)	2,158	101,087
Seagate Technology Holdings PLC	3,369	343,335
Super Micro Computer, Inc. (a)(b)	16,038	664,935
Western Digital Corp. (b)	6,473	316,724
Zscaler, Inc. (b)	2,472	485,081
		34,406,864

Cosmetics & Personal Care - 0.7%
Colgate-Palmolive Co.	7,350	670,099
Kenvue, Inc.	13,251	312,724
The Estee Lauder Co., Inc. - Class A	1,723	123,901
The Procter & Gamble Co.	15,363	2,670,704
		3,777,428

Distribution & Wholesale - 0.2%
Copart, Inc. (b)	5,985	327,978
Fastenal Co.	3,562	269,750

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Select 500 ETF

February 28, 2025

W.W. Grainger, Inc.	287	293,087
Watsco, Inc. (a)	235	118,518
		1,009,333

Diversified Financial Services - 3.6%
American Express Co.	4,953	1,490,655
Ameriprise Financial, Inc.	840	451,332
Apollo Global Management, Inc.	5,493	819,940
Ares Management Corp. - Class A (a)	1,682	287,521
Blackrock, Inc.	1,167	1,141,069
Capital One Financial Corp.	2,787	558,933
Cboe Global Markets, Inc.	686	144,609
CME Group, Inc. - Class A	3,072	779,581
Coinbase Global, Inc. - Class A (b)	3,162	681,790
Discover Financial Services	2,399	468,261
Intercontinental Exchange, Inc.	6,024	1,043,538
LPL Financial Holdings, Inc.	661	245,720
Mastercard, Inc. - Class A	6,713	3,868,769
Nasdaq, Inc.	3,768	311,915
Raymond James Financial, Inc.	1,412	218,394
Synchrony Financial	4,654	282,405
T. Rowe Price Group, Inc. (a)	1,451	153,400
The Charles Schwab Corp.	9,333	742,253
Visa, Inc. - Class A	12,281	4,454,442
		18,144,527

Electric - 1.5%
Alliant Energy Corp.	1,525	98,408
Ameren Corp.	1,410	143,200
American Electric Power Co., Inc.	3,294	349,329
CenterPoint Energy, Inc. (a)	3,485	119,814
CMS Energy Corp.	1,620	118,341
Consolidated Edison, Inc.	1,992	202,228
Constellation Energy Corp.	2,818	706,036
Dominion Energy, Inc. (a)	4,045	229,028
DTE Energy Co.	907	121,266
Duke Energy Corp.	5,326	625,752
Edison International	2,635	143,449
Entergy Corp.	2,174	189,812
Evergy, Inc.	1,336	92,064
Eversource Energy	5,686	358,275
Exelon Corp.	8,695	384,319
FirstEnergy Corp.	5,400	209,358
NextEra Energy, Inc.	13,972	980,415
NRG Energy, Inc.	1,556	164,485
PG&E Corp.	17,022	278,139
PPL Corp. (a)	4,698	165,416
Public Service Enterprise Group, Inc.	2,800	227,220
Sempra	2,865	205,048
The AES Corp.	9,687	112,272
The Southern Co.	6,909	620,359
Vistra Corp.	2,329	311,294
WEC Energy Group, Inc. (a)	1,787	190,655
Xcel Energy, Inc.	2,917	210,316
		7,556,298

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Select 500 ETF

February 28, 2025

Electrical Components & Equipment - 0.3%
AMETEK, Inc.	1,500	283,950
Eaton Corp. PLC	3,311	971,182
Emerson Electric Co.	3,839	466,861
		1,721,993

Electronics - 0.6%
Amphenol Corp. - Class A	9,590	638,694
Fortive Corp.	2,866	227,962
Garmin Ltd.	1,025	234,653
Honeywell International, Inc.	4,698	1,000,157
Hubbell, Inc.	470	174,647
Keysight Technologies, Inc. (b)	1,032	164,635
Mettler-Toledo International, Inc. (b)	137	174,363
TE Connectivity PLC	1,798	276,946
		2,892,057

Energy - Alternate Sources - 0.1%
Enphase Energy, Inc. (a)(b)	704	40,360
First Solar, Inc. (b)	2,348	319,751
		360,111

Engineering & Construction - 0.1%
EMCOR Group, Inc.	468	191,370
Jacobs Solutions, Inc.	971	124,395
		315,765

Entertainment - 0.2%
DraftKings, Inc. - Class A (b)	8,665	380,047
Flutter Entertainment PLC (b)	1,321	370,660
Live Nation Entertainment, Inc. (b)	1,787	256,184
		1,006,891

Environmental Control - 0.2%
Pentair PLC	1,027	96,743
Republic Services, Inc.	1,510	357,900
Veralto Corp.	1,621	161,711
Waste Management, Inc.	2,719	632,929
		1,249,283

Food - 0.5%
Conagra Brands, Inc.	3,211	82,009
General Mills, Inc.	3,208	194,469
Kellanova	1,528	126,671
Lamb Weston Holdings, Inc.	935	48,498
McCormick & Co., Inc.	1,690	139,611
Mondelez International, Inc. - Class A	9,138	586,934
Sysco Corp.	3,176	239,915
The Hershey Co. (a)	1,035	178,755
The J.M. Smucker Co.	2,077	229,571
The Kraft Heinz Co.	5,120	157,235
The Kroger Co.	5,025	325,721
Tyson Foods, Inc. - Class A	4,694	287,930
		2,597,319

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Select 500 ETF

February 28, 2025

Forest Products & Paper - 0.0%(c)
International Paper Co.	1,854	104,473

Gas - 0.0%(c)
Atmos Energy Corp. (a)	788	119,878
NiSource, Inc.	2,350	95,904
		215,782

Hand & Machine Tools - 0.0%(c)
Snap-on, Inc.	390	133,056
Stanley Black & Decker, Inc. (a)	1,120	96,914
		229,970

Healthcare - Products - 2.6%
Abbott Laboratories	12,145	1,676,131
Agilent Technologies, Inc.	1,576	201,602
Align Technology, Inc. (b)	630	117,829
Baxter International, Inc. (a)	10,822	373,467
Boston Scientific Corp. (b)	19,921	2,067,601
Danaher Corp.	2,899	602,296
Edwards Lifesciences Corp. (b)	4,109	294,287
Exact Sciences Corp. (a)(b)	2,021	95,816
GE HealthCare Technologies, Inc.	2,789	243,619
Hologic, Inc. (b)	1,337	84,752
IDEXX Laboratories, Inc. (b)	674	294,612
Insulet Corp. (b)	1,445	393,430
Intuitive Surgical, Inc. (b)	3,592	2,058,755
Medtronic PLC	9,920	912,838
ResMed, Inc.	1,119	261,309
Revvity, Inc. (a)	786	88,150
Solventum Corp. (b)	1,037	82,701
STERIS PLC	1,533	336,126
Stryker Corp.	2,645	1,021,473
Teleflex, Inc.	374	49,649
The Cooper Cos, Inc. (b)	1,796	162,323
Thermo Fisher Scientific, Inc.	2,440	1,290,662
Waters Corp. (b)	360	135,842
West Pharmaceutical Services, Inc.	395	91,774
Zimmer Biomet Holdings, Inc.	1,876	195,704
		13,132,748

Healthcare - Services - 1.3%
Centene Corp. (b)	3,642	211,819
Elevance Health, Inc.	1,602	635,802
HCA Healthcare, Inc.	1,581	484,260
Humana, Inc.	903	244,189
IQVIA Holdings, Inc. (b)	1,311	247,517
Labcorp Holdings, Inc.	501	125,771
Molina Healthcare, Inc. (b)	575	173,144
Quest Diagnostics, Inc.	603	104,259
The Cigna Group	2,741	846,558
UnitedHealth Group, Inc.	7,633	3,625,369
		6,698,688

Home Builders - 0.2%
D.R. Horton, Inc.	2,074	263,004
Lennar Corp. - Class A	1,601	191,528

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Select 500 ETF

February 28, 2025

NVR, Inc. (b)	29	210,122
PulteGroup, Inc.	1,305	134,780
		799,434

Household Products & Wares - 0.2%
Avery Dennison Corp.	471	88,534
Church & Dwight Co., Inc. (a)	2,032	225,958
Kimberly-Clark Corp.	2,154	305,890
The Clorox Co.	1,255	196,269
		816,651

Insurance - 3.2%
Aflac, Inc.	3,298	361,032
American International Group, Inc.	3,023	250,728
Aon PLC - Class A	1,705	697,550
Arch Capital Group Ltd.	5,185	481,738
Arthur J Gallagher & Co.	2,633	889,269
Berkshire Hathaway, Inc. - Class B (b)	8,937	4,592,099
Brown & Brown, Inc.	1,981	234,828
Chubb Ltd.	3,921	1,119,367
Cincinnati Financial Corp.	1,643	242,852
Erie Indemnity Co. - Class A (a)	366	156,674
Everest Group Ltd.	482	170,252
Hartford Insurance Group, Inc.	2,332	275,829
Markel Group, Inc. (b)	133	257,147
Marsh & McLennan Co., Inc.	3,914	930,906
MetLife, Inc.	4,850	417,973
Principal Financial Group, Inc.	1,300	115,752
Prudential Financial, Inc.	3,298	379,600
The Allstate Corp.	3,483	693,639
The Progressive Corp.	10,071	2,840,022
The Travelers Co., Inc.	2,448	632,783
W.R. Berkley Corp.	2,531	159,655
Willis Towers Watson PLC	804	273,079
		16,172,774

Internet - 12.9%
Airbnb, Inc. - Class A (b)	3,906	542,426
Alphabet, Inc. - Class A	50,245	8,555,719
Amazon.com, Inc. (b)	112,813	23,947,944
Booking Holdings, Inc.	291	1,459,659
CDW Corp.	856	152,539
DoorDash, Inc. - Class A (b)	5,048	1,001,725
eBay, Inc.	3,964	256,629
Expedia Group, Inc. - Class A (b)	1,044	206,670
Gen Digital, Inc.	4,142	113,201
GoDaddy, Inc. - Class A (b)	1,980	355,410
Meta Platforms, Inc. - Class A	27,422	18,323,381
Netflix, Inc. (b)	4,325	4,240,922
Palo Alto Networks, Inc. (b)	11,559	2,201,180
Pinterest, Inc. - Class A (b)	8,305	307,119
Snap, Inc. - Class A (b)	6,706	68,737
Uber Technologies, Inc. (b)	51,623	3,923,864
VeriSign, Inc. (b)	606	144,155
		65,801,280

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Select 500 ETF

February 28, 2025

Iron & Steel - 0.1%
Nucor Corp.	1,028	141,319
Reliance, Inc.	304	90,337
Steel Dynamics, Inc.	748	101,032
		332,688

Leisure Time - 0.3%
Carnival Corp. (b)	14,829	354,858
Royal Caribbean Cruises Ltd.	5,447	1,340,507
		1,695,365

Lodging - 0.3%
Hilton Worldwide Holdings, Inc.	1,956	518,262
Las Vegas Sands Corp. (a)	10,706	478,665
Marriott International, Inc. - Class A	1,620	454,329
		1,451,256

Machinery - Construction & Mining - 0.6%
Caterpillar, Inc.	3,171	1,090,666
GE Vernova, Inc.	4,896	1,641,041
Vertiv Holdings Co. - Class A	5,082	483,654
		3,215,361

Machinery - Diversified - 0.5%
Deere & Co.	1,249	600,507
Dover Corp.	843	167,563
IDEX Corp.	470	91,335
Ingersoll Rand, Inc.	3,487	295,628
Otis Worldwide Corp.	2,668	266,213
Rockwell Automation, Inc.	678	194,688
Westinghouse Air Brake Technologies Corp.	1,563	289,717
Xylem, Inc.	4,184	547,644
		2,453,295

Media - 0.7%
Charter Communications, Inc. - Class A (a)(b)	476	173,059
Comcast Corp. - Class A	28,427	1,019,961
FactSet Research Systems, Inc.	267	123,285
The Walt Disney Co.	17,750	2,019,950
Warner Bros Discovery, Inc. (a)(b)	11,098	127,183
		3,463,438

Mining - 0.3%
Freeport-McMoRan, Inc.	12,838	473,851
Newmont Corp.	26,235	1,123,907
		1,597,758

Miscellaneous Manufacturers - 0.6%
3M Co.	6,982	1,083,048
Axon Enterprise, Inc. (b)	1,151	608,246
Carlisle Co’s., Inc.	233	79,397
Illinois Tool Works, Inc.	1,715	452,726
Parker-Hannifin Corp.	933	623,720
Teledyne Technologies, Inc. (b)	316	162,746
Textron, Inc.	1,531	114,411
		3,124,294

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Select 500 ETF

February 28, 2025

Office & Business Equipment - 0.0%(c)
Zebra Technologies Corp. - Class A (b)	256	80,653

Oil & Gas - 1.3%
Chevron Corp.	8,437	1,338,277
ConocoPhillips	5,744	569,518
Coterra Energy, Inc.	3,175	85,693
Devon Energy Corp.	2,976	107,791
Diamondback Energy, Inc.	1,520	241,619
EOG Resources, Inc.	2,886	366,349
EQT Corp.	2,369	114,115
Expand Energy Corp.	749	74,061
Exxon Mobil Corp.	23,098	2,571,500
Hess Corp.	2,152	320,519
Marathon Petroleum Corp.	1,681	252,452
Occidental Petroleum Corp. (a)	3,355	163,858
Phillips 66	2,468	320,075
Valero Energy Corp.	1,401	183,153
		6,708,980

Oil & Gas Services - 0.2%
Baker Hughes Co.	9,910	441,887
Halliburton Co.	5,588	147,356
Schlumberger NV	12,570	523,666
		1,112,909

Packaging & Containers - 0.1%
Ball Corp.	1,700	89,573
Packaging Corp. of America	491	104,627
Smurfit WestRock PLC	3,270	170,269
		364,469

Pharmaceuticals - 5.7%
AbbVie, Inc.	16,348	3,417,222
Becton Dickinson & Co.	2,777	626,297
Bristol-Myers Squibb Co.	14,558	867,948
Cardinal Health, Inc.	3,291	426,119
Cencora, Inc.	1,479	374,986
CVS Health Corp.	12,434	817,162
Dexcom, Inc. (b)	4,482	396,074
Eli Lilly & Co.	14,049	12,933,931
Johnson & Johnson	14,526	2,397,081
McKesson Corp.	934	598,003
Merck & Co., Inc.	40,736	3,757,896
Pfizer, Inc.	65,019	1,718,452
Viatris, Inc.	16,593	153,153
Zoetis, Inc.	3,598	601,730
		29,086,054

Pipelines - 0.3%
Cheniere Energy, Inc.	808	184,676
Kinder Morgan, Inc.	10,559	286,149
ONEOK, Inc.	3,634	364,817
Targa Resources Corp.	1,316	265,464
The Williams Co., Inc.	6,799	395,566
		1,496,672

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Select 500 ETF

February 28, 2025

Private Equity - 0.6%
Blackstone, Inc.	7,823	1,260,755
KKR & Co., Inc.	13,923	1,887,819
		3,148,574

Real Estate - 0.1%
CBRE Group, Inc. - Class A (b)	2,570	364,786
CoStar Group, Inc. (b)	2,930	223,412
		588,198

Retail - 3.4%
AutoZone, Inc. (b)	143	499,500
Best Buy Co., Inc.	1,251	112,477
Burlington Stores, Inc. (a)(b)	604	150,595
CarMax, Inc. (b)	862	71,520
Carvana Co. - Class A (b)	724	168,764
Chipotle Mexican Grill, Inc. (b)	12,579	678,889
Costco Wholesale Corp.	3,071	3,220,281
Darden Restaurants, Inc.	888	178,009
Dollar General Corp.	1,422	105,484
Dollar Tree, Inc. (b)	1,408	102,587
Domino's Pizza, Inc.	186	91,086
Ferguson Enterprises, Inc.	1,131	200,753
Genuine Parts Co. (a)	861	107,522
Lowe's Co., Inc.	3,002	746,417
McDonald's Corp.	4,911	1,514,209
O'Reilly Automotive, Inc. (b)	458	629,127
Ross Stores, Inc.	2,636	369,884
Starbucks Corp.	7,266	841,476
Target Corp.	2,867	356,196
The Home Depot, Inc.	5,687	2,255,464
The TJX Cos., Inc.	8,262	1,030,767
Tractor Supply Co.	3,225	178,504
Ulta Beauty, Inc. (b)	279	102,214
Walmart, Inc.	31,156	3,072,293
Williams-Sonoma, Inc.	687	133,676
Yum! Brands, Inc.	1,818	284,281
		17,201,975

Semiconductors - 21.1%
Advanced Micro Devices, Inc. (b)	53,768	5,369,273
Analog Devices, Inc.	2,343	539,031
Applied Materials, Inc.	5,115	808,528
Broadcom, Inc.	88,019	17,553,629
Entegris, Inc.	1,538	155,676
Intel Corp.	66,782	1,584,737
KLA Corp.	774	548,642
Lam Research Corp.	6,449	494,896
Marvell Technology, Inc.	5,676	521,170
Microchip Technology, Inc.	2,151	126,608
Micron Technology, Inc.	34,342	3,215,442
Monolithic Power Systems, Inc.	430	262,734
NVIDIA Corp.	593,047	74,083,431
ON Semiconductor Corp. (b)	2,241	105,439
QUALCOMM, Inc.	6,808	1,070,013

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Select 500 ETF

February 28, 2025

Skyworks Solutions, Inc.	954	63,594
Teradyne, Inc.	1,125	123,593
Texas Instruments, Inc.	4,071	797,875
		107,424,311

Software - 11.3%
Adobe, Inc. (b)	3,771	1,653,810
Akamai Technologies, Inc. (b)	1,210	97,623
ANSYS, Inc. (b)	742	247,272
AppLovin Corp. - Class A (b)	6,151	2,003,627
Atlassian Corp. - Class A (b)	2,425	689,330
Autodesk, Inc. (b)	1,982	543,484
Broadridge Financial Solutions, Inc.	944	227,712
Cadence Design Systems, Inc. (b)	2,072	519,036
Cloudflare, Inc. - Class A (b)	6,094	885,458
Datadog, Inc. - Class A (b)	6,806	793,239
DocuSign, Inc. (a)(b)	4,012	333,678
Electronic Arts, Inc.	1,633	210,853
Fair Isaac Corp. (b)	202	381,043
Fidelity National Information Services, Inc.	5,416	385,186
Fiserv, Inc. (b)	4,931	1,162,187
HubSpot, Inc. (b)	1,171	847,792
Intuit, Inc.	2,662	1,634,042
Jack Henry & Associates, Inc.	563	97,731
Manhattan Associates, Inc. (b)	686	121,340
Microsoft Corp.	66,417	26,366,885
MicroStrategy, Inc. - Class A (a)(b)	826	210,985
MongoDB, Inc. (b)	1,001	267,697
MSCI, Inc.	667	393,870
Oracle Corp.	13,034	2,164,426
Palantir Technologies, Inc. - Class A (b)	41,296	3,506,856
Paychex, Inc.	2,184	331,247
PTC, Inc. (b)	1,092	178,684
ROBLOX Corp. - Class A (b)	4,470	284,471
Roper Technologies, Inc.	975	569,888
Salesforce, Inc.	12,544	3,736,230
ServiceNow, Inc. (b)	2,835	2,635,870
Snowflake, Inc. - Class A (b)	4,302	761,884
SS&C Technologies Holdings, Inc.	1,880	167,414
Synopsys, Inc. (b)	1,404	642,021
Take-Two Interactive Software, Inc. (b)	888	188,238
Twilio, Inc. - Class A (b)	1,541	184,812
Tyler Technologies, Inc. (b)	379	230,595
Veeva Systems, Inc. - Class A (b)	1,406	315,141
Workday, Inc. - Class A (b)	4,996	1,315,647
Zoom Communications, Inc. - Class A (b)	4,225	311,383
		57,598,687

Telecommunications - 1.5%
Arista Networks, Inc. (b)	9,558	889,372
AT&T, Inc.	77,097	2,113,229
Cisco Systems, Inc.	22,462	1,440,039
Corning, Inc.	7,576	379,936
Motorola Solutions, Inc.	1,325	583,291
T-Mobile US, Inc.	3,424	923,419
Verizon Communications, Inc.	26,928	1,160,597
		7,489,883

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Select 500 ETF

February 28, 2025

Transportation - 0.5%
CSX Corp.	10,716	343,019
Expeditors International of Washington, Inc. (a)	630	73,937
FedEx Corp.	1,331	349,920
J.B. Hunt Transport Services, Inc.	473	76,243
Norfolk Southern Corp.	1,415	347,736
Old Dominion Freight Line, Inc. (a)	1,029	181,619
Union Pacific Corp.	3,617	892,278
United Parcel Service, Inc. - Class B	3,846	457,789
		2,722,541

Water - 0.0%(c)
American Water Works Co., Inc.	1,402	190,630
TOTAL COMMON STOCKS (Cost $432,076,550)		499,947,596

REAL ESTATE INVESTMENT TRUSTS - 1.8%

Alexandria Real Estate Equities, Inc. (a)	2,063	210,962
American Tower Corp.	4,745	975,667
AvalonBay Communities, Inc.	904	204,467
Crown Castle, Inc.	2,248	211,537
Digital Realty Trust, Inc.	2,732	427,066
Equinix, Inc.	744	673,037
Equity Residential	2,418	179,343
Essex Property Trust, Inc.	421	131,171
Extra Space Storage, Inc.	3,390	517,178
Healthpeak Properties, Inc.	4,488	91,824
Host Hotels & Resorts, Inc.	4,876	78,650
Invitation Homes, Inc.	5,001	170,084
Iron Mountain, Inc.	2,409	224,447
Kimco Realty Corp.	4,564	100,864
Mid-America Apartment Communities, Inc.	746	125,418
Millrose Properties, Inc. (b)	1,507	34,450
Prologis, Inc.	5,901	731,252
Public Storage	939	285,099
Realty Income Corp. (a)	11,251	641,645
SBA Communications Corp.	761	165,822
Simon Property Group, Inc.	2,284	425,030
Sun Communities, Inc.	995	135,469
UDR, Inc.	1,818	82,137
Ventas, Inc.	2,659	183,950
VICI Properties, Inc.	8,851	287,569
W.P. Carey, Inc. (a)	1,310	84,115
Welltower, Inc.	10,881	1,670,342
Weyerhaeuser Co.	3,427	103,153
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,858,558)		9,151,748

CONTINGENT VALUE RIGHTS - 0.0%(c)
Healthcare - Products - 0.0%(c)
ABIOMED, Inc., Expires , Exercise Price $0.00 (b)(d)	455	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 1.7%
Investments Purchased with Proceeds from Securities Lending - 1.6%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (e)	7,885,689	7,885,689

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Select 500 ETF

February 28, 2025

Money Market Funds - 0.1%	Shares
First American Government Obligations Fund - Class X, 4.29% (e)	618,742	618,742
TOTAL SHORT-TERM INVESTMENTS (Cost $8,504,431)		8,504,431

TOTAL INVESTMENTS - 101.5% (Cost $449,439,539)		517,603,775
Liabilities in Excess of Other Assets - (1.5)%		(7,475,230)
TOTAL NET ASSETS - 100.0%		$510,128,545

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $7,802,901 which represented 1.5% of net assets.

(b)	Non-income producing security.

(c)	Represents less than 0.05% of net assets.

(d)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 28, 2025.

(e)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Social 50 ETF

February 28, 2025

COMMON STOCKS - 98.3%	Shares	Value
Aerospace & Defense - 0.9%
The Boeing Co. (a)	1,310	$228,765

Airlines - 0.9%
American Airlines Group, Inc. (a)	6,006	86,186
Delta Air Lines, Inc.	2,344	140,921
		227,107

Apparel - 0.8%
Nike, Inc. - Class B	2,368	188,090

Auto Manufacturers - 13.6%
Ford Motor Co.	25,336	241,959
Lucid Group, Inc. (a)(b)	69,219	153,666
NIO, Inc. - Class C - ADR (a)(b)	51,378	237,880
Rivian Automotive, Inc. - Class A (a)(b)	68,047	805,677
Tesla, Inc. (a)	6,354	1,861,595
		3,300,777

Banks - 1.4%
NU Holdings Ltd. - Class A (a)	31,124	334,583

Beverages - 1.1%
The Coca-Cola Co.	3,649	259,845

Commercial Services - 1.5%
Block, Inc. - Class A (a)	1,632	106,569
PayPal Holdings, Inc. (a)	3,636	258,338
		364,907

Computers - 5.0%
Apple, Inc.	5,059	1,223,469

Diversified Financial Services - 2.1%
Coinbase Global, Inc. - Class A (a)	2,410	519,644

Entertainment - 1.1%
AMC Entertainment Holdings, Inc. - Class A (a)	31,168	102,854
DraftKings, Inc. - Class A (a)(b)	3,796	166,493
		269,347

Food - 0.1%
Beyond Meat, Inc. (a)(b)	3,731	11,790

Insurance - 4.6%
Berkshire Hathaway, Inc. - Class B (a)	2,171	1,115,525

Internet - 20.3%
Airbnb, Inc. - Class A (a)(b)	886	123,039
Alibaba Group Holding Ltd. - ADR (b)	2,525	334,588
Alphabet, Inc. - Class A	5,846	995,457
Amazon.com, Inc. (a)	5,515	1,170,724
Maplebear, Inc. (a)(b)	1,712	70,346
Meta Platforms, Inc. - Class A	1,661	1,109,880

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Social 50 ETF

February 28, 2025

Netflix, Inc. (a)	393	385,360
Reddit, Inc. - Class A (a)(b)	2,375	384,228
Shopify, Inc. - Class A (a)(b)	3,223	360,976
		4,934,598

Leisure Time - 0.8%
Carnival Corp. (a)	8,144	194,886

Media - 2.3%
The Walt Disney Co.	4,652	529,397
Warner Bros Discovery, Inc. (a)(b)	2,830	32,432
		561,829

Oil & Gas - 1.0%
Exxon Mobil Corp.	2,197	244,592

Pharmaceuticals - 2.0%
Johnson & Johnson	792	130,696
Pfizer, Inc.	12,299	325,063
Tilray Brands, Inc. (a)(b)	51,494	37,848
		493,607

Retail - 9.0%
Costco Wholesale Corp.	945	990,936
GameStop Corp. - Class A (a)(b)	17,733	444,034
Starbucks Corp.	1,271	147,195
Target Corp.	1,108	137,658
Walmart, Inc.	4,629	456,466
		2,176,289

Semiconductors - 18.5%
Advanced Micro Devices, Inc. (a)	8,575	856,299
ARM Holdings PLC - ADR (a)(b)	2,969	390,988
Intel Corp. (b)	15,965	378,849
NVIDIA Corp.	19,624	2,451,430
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,337	421,899
		4,499,465

Software - 9.4%
Microsoft Corp.	2,873	1,140,552
Palantir Technologies, Inc. - Class A (a)	13,495	1,145,996
		2,286,548

Telecommunications - 1.9%
AT&T, Inc.	10,274	281,610
Verizon Communications, Inc.	4,447	191,666
		473,276
TOTAL COMMON STOCKS (Cost $18,477,125)		23,908,939

REAL ESTATE INVESTMENT TRUSTS - 1.3%

Realty Income Corp. (b)	5,890	335,907
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $340,885)		335,907

SHORT-TERM INVESTMENTS - 16.7%
Investments Purchased with Proceeds from Securities Lending - 16.4%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (c)	3,989,477	3,989,477

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Social 50 ETF

February 28, 2025

Money Market Funds - 0.3%	Shares
First American Government Obligations Fund - Class X, 4.29% (c)	65,789	65,789
TOTAL SHORT-TERM INVESTMENTS (Cost $4,055,266)		4,055,266

TOTAL INVESTMENTS - 116.3% (Cost $22,873,276)		28,300,112
Liabilities in Excess of Other Assets - (16.3)%		(3,974,039)
TOTAL NET ASSETS - 100.0%		$24,326,073

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $3,896,177 which represented 16.0% of net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	SoFi ETFs

February 28, 2025

	SoFi Enhanced Yield ETF	SoFi Next 500 ETF	SoFi Select 500 ETF	SoFi Social 50 ETF
ASSETS:
Investments, at value (Note 2)	$51,801,606	$32,043,065	$517,603,775	$28,300,112
Deposit at broker for other investments	2,051,795	—	—	—
Interest receivable	269,766	396	1,607	178
Dividends receivable	—	18,366	427,668	20,173
Dividend tax reclaims receivable	—	154	872	—
Security lending income receivable (Note 6)	—	1,789	610	859
Total assets	54,123,167	32,063,770	518,034,532	28,321,322

LIABILITIES:
Written options contracts, at value	5,045,625	—	—	—
Payable to adviser (Note 4)	16,218	1,316	20,298	5,772
Payable upon return of securities loaned (Note 6)	—	4,460,062	7,885,689	3,989,477
Total liabilities	5,061,843	4,461,378	7,905,987	3,995,249
NET ASSETS	$49,061,324	$27,602,392	$510,128,545	$24,326,073

NET ASSETS CONSISTS OF:
Paid-in capital	$49,337,977	$40,827,963	$481,382,593	$29,487,339
Total distributable earnings/(accumulated losses)	(276,653)	(13,225,571)	28,745,952	(5,161,266)
Total net assets	$49,061,324	$27,602,392	$510,128,545	$24,326,073

Net assets	$49,061,324	$27,602,392	$510,128,545	$24,326,073
Shares issued and outstanding(a)	2,575,000	1,900,000	4,649,973	580,000
Net asset value per share	$19.05	$14.53	$109.71	$41.94

COST:
Investments, at cost	$53,992,948	$31,958,947	$449,439,539	$22,873,276

PROCEEDS:
Written options premium received	$7,367,922	$—	$—	$—

LOANED SECURITIES:
at value (included in investments) (Note 6)	$—	$4,394,261	$7,802,901	$3,896,177

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations	SoFi ETFs

For the Year Ended February 28, 2025

	SoFi Enhanced Yield ETF	SoFi Next 500 ETF	SoFi Select 500 ETF	SoFi Social 50 ETF
INVESTMENT INCOME:
Dividend income	$13	$1,110,697	$8,695,850	$106,488
Less: Dividend withholding taxes	—	—	(12,932)	(266)
Less: Issuance fees	—	(28)	(72)	(965)
Interest income	1,419,090	9,239	71,056	1,208
Securities lending income (Note 6)	—	38,514	59,910	21,109
Total investment income	1,419,103	1,158,422	8,813,812	127,574

EXPENSES:
Investment advisory fee (Note 4)	153,208	163,705	1,550,437	55,278
Broker fees	36,746	—	—	—
Total expenses	189,954	163,705	1,550,437	55,278
Expense reimbursement by Adviser (Note 4)	—	(162,389)	(1,530,139)	—
Net expenses	189,954	1,316	20,298	55,278
NET INVESTMENT INCOME	1,229,149	1,157,106	8,793,514	72,296

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(31,889,621)	21,225,169	240,669,888	1,530,568
Written option contracts	31,524,565	—	—	—
Net realized gain (loss)	(365,056)	21,225,169	240,669,888	1,530,568
Net change in unrealized appreciation (depreciation) on:
Investments	(1,859,940)	(9,485,282)	(64,328,209)	3,114,916
Written option contracts	1,957,047	—	—	—
Net change in unrealized appreciation (depreciation)	97,107	(9,485,282)	(64,328,209)	3,114,916
Net realized and unrealized gain (loss)	(267,949)	11,739,887	176,341,679	4,645,484
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$961,200	$12,896,993	$185,135,193	$4,717,780

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	SoFi ETFs

	SoFi Enhanced Yield ETF		SoFi Next 500 ETF
	Year ended February 28, 2025	Period ended February 29, 2024(a)	Year ended February 28, 2025	Year ended February 29, 2024
OPERATIONS:
Net investment income (loss)	$1,229,149	$79,750	$1,157,106	$957,117
Net realized gain (loss)	(365,056)	54,610	21,225,169	(4,481,998)
Net change in unrealized appreciation (depreciation)	97,107	33,849	(9,485,282)	12,935,643
Net increase (decrease) in net assets from operations	961,200	168,209	12,896,993	9,410,762

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,234,835)	(171,227)	(1,219,316)	(974,225)
Return of capital	(2,590,578)	—	—	—
Total distributions to shareholders	(3,825,413)	(171,227)	(1,219,316)	(974,225)

CAPITAL TRANSACTIONS:
Subscriptions	66,975,188	10,030,477	36,728,590	18,142,445
Redemptions	(25,097,133)	—	(96,323,415)	(5,023,935)
ETF transaction fees (Note 8)	18,414	1,609	—	—
Net increase (decrease) in net assets from capital transactions	41,896,469	10,032,086	(59,594,825)	13,118,510

NET INCREASE (DECREASE) IN NET ASSETS	39,032,256	10,029,068	(47,917,148)	21,555,047

NET ASSETS:
Beginning of the period	10,029,068	—	75,519,540	53,964,493
End of the period	$49,061,324	$10,029,068	$27,602,392	$75,519,540

SHARES TRANSACTIONS
Subscriptions	3,400,000	500,000	2,700,000	1,550,000
Redemptions	(1,325,000)	—	(6,450,000)	(450,000)
Total increase (decrease) in shares outstanding	2,075,000	500,000	(3,750,000)	1,100,000

(a)	Inception date of the Fund was November 14, 2023.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	SoFi ETFs

	SoFi Select 500 ETF				SoFi Social 50 ETF
	Year ended February 28, 2025		Year ended February 29, 2024		Year ended February 28, 2025	Year ended February 29, 2024
OPERATIONS:
Net investment income (loss)	$8,793,514		$8,277,842		$72,296	$207,676
Net realized gain (loss)	240,669,888		(1,906,697)		1,530,568	687,344
Net change in unrealized appreciation (depreciation)	(64,328,209)		139,996,156		3,114,916	4,287,573
Net increase (decrease) in net assets from operations	185,135,193		146,367,301		4,717,780	5,182,593

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(9,213,159)		(7,924,575)		(71,108)	(272,786)
Total distributions to shareholders	(9,213,159)		(7,924,575)		(71,108)	(272,786)

CAPITAL TRANSACTIONS:
Subscriptions	328,846,800		144,324,855		6,088,547	6,268,287
Redemptions	(664,162,650)		(39,213,435)		(3,704,703)	(7,574,791)
Net increase (decrease) in net assets from capital transactions	(335,315,850)		105,111,420		2,383,844	(1,306,504)

NET INCREASE (DECREASE) IN NET ASSETS	(159,393,816)		243,554,146		7,030,516	3,603,303

NET ASSETS:
Beginning of the year	669,522,361		425,968,215		17,295,557	13,692,254
End of the year	$510,128,545		$669,522,361		$24,326,073	$17,295,557

SHARES TRANSACTIONS
Subscriptions	10,650,000	(a)	1,860,000	(a)	140,000	230,000
Redemptions	(8,650,027	)(a)	(550,000	)(a)	(100,000)	290,000
Total increase (decrease) in shares outstanding	1,999,973		1,310,000		40,000	(60,000)

(a)	Share amounts for the Fund have been adjusted for a one-for-five reverse stock split effective on October 1, 2024 (Note 10).

The accompanying notes are an integral part of these financial statements.

Financial Highlights	SoFi Enhanced Yield ETF

For a share outstanding throughout the periods presented

	Year ended February 28, 2025	Period ended February 29, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$20.06	$20.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.76	0.26
Net realized and unrealized gain (loss) on investments(c)	0.64	0.26
Total from investment operations	1.40	0.52

LESS DISTRIBUTIONS FROM:
Net investment income	(0.78)	(0.46)
Return of capital	(1.64)	—
Total distributions	(2.42)	(0.46)

ETF transaction fees per share	0.01	0.00 (f)
Net asset value, end of period	$19.05	$20.06

TOTAL RETURN(d)	7.53%	2.64%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$49,061	$10,029
Ratio of expenses to average net assets(e)	0.61%	0.49%
Ratio of broker fee expense to average net assets(e)	0.12%	—%
Ratio of operational expenses to average net assets excluding broker fee expense(e)	0.49%	—%
Ratio of net investment income (loss) to average net assets(e)(g)	3.93%	4.50%
Portfolio turnover rate(d)(h)	330%	8%

(a)	Inception date of the Fund was November 14, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than $0.005 per share.
(g)	The net investment income ratio includes broker fee expense. The impact of broker fee expense is 0.12%.
(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	SoFi Next 500 ETF

For a share outstanding throughout the years presented

	Year ended February 28, 2025		Year ended February 29, 2024	Year ended February 28, 2023	Year ended February 28, 2022	Year ended February 28, 2021
PER SHARE DATA:
Net asset value, beginning of year	$13.37		$11.86	$13.25	$13.31	$9.62

INVESTMENT OPERATIONS:
Net investment income(a)	0.19		0.19	0.19	0.15	0.16
Net realized and unrealized gain (loss) on investments(b)	1.15		1.51	(1.41)	(0.08)	3.67
Total from investment operations	1.34		1.70	(1.22)	0.07	3.83

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.19)	(0.17)	(0.13)	(0.14)
Net realized gains	—		—	—	—	(0.00	)(c)
Total distributions	(0.18)		(0.19)	(0.17)	(0.13)	(0.14)
Net asset value, end of year	$14.53		$13.37	$11.86	$13.25	$13.31

TOTAL RETURN	10.10%		14.47%	-9.06%	0.45%	40.17%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$27,602		$75,520	$53,964	$49,008	$24,619
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.19%		0.19%	0.19%	0.19%	0.19%
After expense reimbursement/recoupment	0.00	%(d)	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets
Before expense reimbursement/recoupment	1.15%		1.39%	1.43%	0.85%	1.29%
After expense reimbursement/recoupment	1.34%		1.58%	1.62%	1.04%	1.48%
Portfolio turnover rate(e)	27%		31%	38%	27%	53%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
(d)	Amount represents less than 0.005%.
(e)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	SoFi Select 500 ETF

For a share outstanding throughout the years presented

	Year ended February 28, 2025		Year ended February 29, 2024	Year ended February 28, 2023	Year ended February 28, 2022	Year ended February 28, 2021
PER SHARE DATA:(a)
Net asset value, beginning of year	$90.35		$69.85	$78.65	$69.70	$51.90

INVESTMENT OPERATIONS:
Net investment income(b)	1.10		1.25	1.18	0.93	0.88
Net realized and unrealized gain (loss) on investments(c)	19.33		20.43	(8.91)	8.81	17.74
Total from investment operations	20.43		21.68	(7.73)	9.74	18.62

LESS DISTRIBUTIONS FROM:
Net investment income	(1.07)		(1.18)	(1.07)	(0.79)	(0.82)
Net realized gains	—		—	—	—	(0.00	)(d)
Total distributions	(1.07)		(1.18)	(1.07)	(0.79)	(0.82)
Net asset value, end of year	$109.71		$90.35	$69.85	$78.65	$69.70

TOTAL RETURN	22.66%		31.30%	-9.78%	13.89%	36.04%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$510,129		$669,522	$425,968	$380,646	$177,070
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.19%		0.19%	0.19%	0.19%	0.19%
After expense reimbursement/recoupment	0.00	%(e)	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement/recoupment	0.89%		1.40%	1.48%	0.96%	1.25%
After expense reimbursement/recoupment	1.08%		1.59%	1.67%	1.15%	1.44%
Portfolio turnover rate(f)	29%		16%	17%	9%	26%

(a)

During the year ended February 28, 2025, the Fund effected the following reverse stock split: October 1, 2024, 1 for 5. All historical per share information has been retroactively adjusted to reflect this reverse stock split. See Note 10 in the Notes to the Financial Statements.

(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the years.

(d)	Amount represents less than $0.005 per share.
(e)	Amount represents less than 0.005%.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	SoFi Social 50 ETF

For a share outstanding throughout the years presented

	Year ended February 28, 2025	Year ended February 29, 2024	Year ended February 28, 2023	Year ended February 28, 2022	Year ended February 28, 2021
PER SHARE DATA:
Net asset value, beginning of year	$32.03	$22.82	$31.60	$29.38	$18.73

INVESTMENT OPERATIONS:
Net investment income(a)	0.14	0.37	0.31	0.11	0.12
Net realized and unrealized gain (loss) on investments(b)	9.91	9.35	(8.86)	2.21	10.64
Total from investment operations	10.05	9.72	(8.55)	2.32	10.76

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(0.51)	(0.23)	(0.10)	(0.11)
Total distributions	(0.14)	(0.51)	(0.23)	(0.10)	(0.11)
Net asset value, end of year	$41.94	$32.03	$22.82	$31.60	$29.38

TOTAL RETURN	31.41%	42.96%	-26.98%	7.85%	57.67%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$24,326	$17,296	$13,692	$20,542	$11,751
Ratio of expenses to average net assets	0.29%	0.29%	0.29%	0.29%	0.29%
Ratio of net investment income (loss) to average net assets	0.38%	1.38%	1.24%	0.31%	0.52%
Portfolio turnover rate(c)	48%	42%	96%	62%	414%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the years.

(c)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements	SoFi ETFs

February 28, 2025

NOTE 1 – ORGANIZATION

The SoFi Enhanced Yield ETF is a non-diversified series of shares and the SoFi Next 500 ETF, SoFi Select 500 ETF and SoFi Social 50 ETF are diversified series of shares (each a “Fund”, and collectively, the “Funds”) of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” The SoFi Enhanced Yield ETF commenced operations on November 14, 2023, the SoFi Next 500 ETF and SoFi Select 500 ETF commenced operations on April 10, 2019, and the SoFi Social 50 ETF commenced operations on May 7, 2019.

The investment objective of the SoFi Enhanced Yield ETF is to seek current income. The investment objective of the SoFi Next 500 ETF is to seek to track the performance, before fees and expenses, of the Solactive SoFi US Next 500 Growth Index. The investment objective of the SoFi Select 500 ETF is to seek to track the performance, before fees and expenses, of the Solactive SoFi US 500 Growth Index. The investment objective of the SoFi Social 50 ETF is to seek to track the performance, before fees and expenses, of the SoFi Social 50 Index.

Effective January 1, 2025, the Adviser acquired the trading team previously employed by ZEGA Financial, LLC (“ZEGA”), the former sub-adviser to the SoFi Enhanced Yield ETF. In connection with this transaction, ZEGA ceased operations as a registered investment adviser and resigned as sub -adviser. The Adviser has assumed full management responsibilities for the SoFi Enhanced Yield ETF. Jay Pestrichelli, a key member of the SoFi Enhanced Yield ETF’s portfolio management team previously employed by ZEGA, continues to serve as a portfolio manager for the Fund, now as an employee of the Adviser. There are no other portfolio manager changes for the SoFi Enhanced Yield ETF. This transaction did not result in any changes to the SoFi Enhanced Yield ETF’s investment objective, principal investment strategies, or fees. The SoFi Enhanced Yield ETF continues to be managed in accordance with its stated policies and objectives, ensuring continuity for Fund shareholders.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A. Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Options are valued at the mean between the closing bid and ask prices as provided by an independent pricing agent.

Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are measured at fair value using the investment company’s net asset value (“NAV”) per share (or its equivalent) practical expedient as provided by the underlying fund’s administrator.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Notes to the Financial Statements	SoFi ETFs

February 28, 2025

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of February 28,2025:

SoFi Enhanced Yield ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$30,964,049	$—	$30,964,049
Purchased Options	—	4,606,875	—	4,606,875
Money Market Funds	446,853	—	—	446,853
U.S. Treasury Bills	—	15,783,829	—	15,783,829
Total Investments	$446,853	$51,354,753	$—	$51,801,606

Liabilities:
Investments:
Written Options	$—	$(5,045,625)	$—	$(5,045,625)
Total Liabilities	$—	$(5,045,625)	$—	$(5,045,625)

SoFi Next 500 ETF

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks(a)	$25,805,660	$—	$0	(c)	$25,805,660
Real Estate Investment Trusts	1,723,069	—	—		1,723,069
Investments Purchased with Proceeds from
Securities Lending(b)	—	—	—		4,460,062
Money Market Funds	54,274	—	—		54,274
Total Investments	$27,583,003	$—	$0		$32,043,065

	Common Stocks
Balance as of February 29, 2024	$0	(c)
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/(depreciation)	0

Notes to the Financial Statements	SoFi ETFs

February 28, 2025

Purchases	—
Sales	—
Transfer into and/or out of Level 3	—
Balance as of February 28, 2025	$0

Change in unrealized appreciation/(depreciation) during the period for Level 3 investments held at February 28, 2025:	$0

SoFi Select 500 ETF

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks(a)	$499,947,596	$—	$—		$499,947,596
Real Estate Investment Trusts	9,151,748	—	—		9,151,748
Contingent Value Rights	—	—	0	(d)	0
Investments Purchased with Proceeds from Securities Lending(b)	—	—	—		7,885,689
Money Market Funds	618,742	—	—		618,742
Total Investments	$509,718,086	$—	$0		$517,603,775

	Contingent Value Rights
Balance as of February 29, 2024	$0	(d)
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfer into and/or out of Level 3	—
Balance as of February 28, 2025	$0

Change in unrealized appreciation/(depreciation) during the period for Level 3 investments held at February 28, 2025:	$0

SoFi Social 50 ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$23,908,939	$—	$—	$23,908,939
Real Estate Investment Trusts	335,907	—	—	335,907
Investments Purchased with Collateral from Securities Lending(b)	—	—	—	3,989,477
Money Market Funds	65,789	—	—	65,789
Total Investments	$24,310,635	$—	$—	$28,300,112

(a)	Refer to the Schedules of Investments for further disaggregation of investment categories.

(b)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedules of Investments.

(c)	The Level 3 securities (Common Stocks) are fair valued at $0 due to a halt in trading as a result of a merger.

(d)	The Level 3 securities (Contingent Value Rights) are fair valued at $0 due to lack of market activity.

Notes to the Financial Statements	SoFi ETFs

February 28, 2025

B. Derivative Instruments (SoFi Enhanced Yield ETF Only). As the buyer of a call option, the Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). The Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, the Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund, in which case the Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, the Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, the Fund may enter into closing sale transactions with respect to put options, exercise them, or permit them to expire. The Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when the Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. The Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. A put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold.

Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option is not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If the Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of such Fund as segregated to satisfy its obligations under the option. The Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, the Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring the Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option buyer for less than its market value, and such Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option). If a call option expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised, and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, the Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. The Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the

Notes to the Financial Statements	SoFi ETFs

February 28, 2025

buyer of the put. If a put option written by the Fund expires unexercised, such Fund will realize a gain in the amount of the premium received.

By virtue of the Fund’s investment in option contracts on equity ETFs and equity indices, the Fund is exposed to common stocks indirectly which subjects the Fund to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

For the year ended February 28, 2025, the SoFi Enhanced Yield ETF’s monthly average quantity and notional value are described below:

	Average Contracts	Average Notional Amount
Purchased Options	6,356	$3,119,854,390
Written Options	(6,356)	(3,119,854,390)

Statements of Assets and Liabilities

Fair value of derivative instruments as of February 28, 2025:

Instrument	Asset Derivatives as of February 28, 2025		Liability Derivatives as of February 28, 2025
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts – Purchased Options	Investments, at value	$4,606,875	—	$—
Equity Contracts – Written Options	—	—	Written options contracts, at value	(5,045,625)

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the year ended February 28, 2025:

Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Equity Contracts – Purchased Options	Net realized gain (loss) on Investments	$(31,872,782)	$(1,902,409)
Equity Contracts – Written Options	Net realized gain (loss) on Written Options	31,524,565	1,957,047

The SoFi Enhanced Yield ETF is not subject to a master netting agreement with respect to its investment in options written and options purchased; therefore, no additional disclosures regarding netting arrangements is required.

C. Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

Notes to the Financial Statements	SoFi ETFs

February 28, 2025

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, the Funds are subject to a 4% excise tax that is imposed if the Funds do not distribute by the end of any calendar year at least the sum of (i) 98% of their ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of their capital gain in excess of their capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

As of February 28, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.  Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

E.  Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

F. Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the SoFi Next 500 ETF, SoFi Select 500 ETF, and the SoFi Social 50 ETF are declared and paid at least semi-annually, and for the SoFi Enhanced Yield ETF are declared and paid at least monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

G. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

H. Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. Fund shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

I. Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Notes to the Financial Statements	SoFi ETFs

February 28, 2025

J. Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

K.  Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The SoFi Enhanced Yield ETF has implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

L.	Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. These differences are primarily due to redemption in-kind. For the year ended February 28, 2025, the following adjustments were made:

Fund	Paid-In Capital	Distributable Earnings/(Accumulated Losses)
SoFi Enhanced Yield ETF	$ —	$ —
SoFi Next 500 ETF	22,806,670	(22,806,670)
SoFi Select 500 ETF	242,307,104	(242,307,104)
SoFi Social 50 ETF	1,142,521	(1,142,521)

During the year ended February 28, 2025, the SoFi Next 500 ETF realized $ 22,806,670, the SoFi Select 500 ETF realized $242,307,104 and the SoFi Social 50 ETF realized $1,142,521 in net capital gains resulting from in-kind redemptions, in which Authorized Participants exchange Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated gains to paid-in capital. During the year ended February 28, 2025, the SoFi Enhanced Yield ETF did not realize any gains due to in-kind redemptions.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.  Concentration Risk (SoFi Next 500 ETF, SoFi Select 500 ETF, and SoFi Social 50 ETF Only). Each Fund’s investments will be concentrated in an industry or group of industries to the extent the applicable Index is so concentrated. In such event, the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

B.  Credit Risk (SoFi Enhanced Yield ETF Only). If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline.

C. Derivatives Risk (SoFi Enhanced Yield ETF Only). Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include options. Depending on how the Fund uses derivatives and the relationship between the market value of the derivative and the underlying instrument, the use of derivatives could increase or decrease the Fund’s exposure to the risks of the underlying instrument. Using derivatives can have a leveraging effect if the Adviser is unable to set an appropriate spread between two options held by the Fund and increase Fund volatility. In that event, a small investment in derivatives could have a potentially large impact on the Fund’s performance. Derivatives transactions can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. Financial reform laws have changed many aspects of financial regulation applicable to derivatives. Once implemented, new regulations, including margin, clearing, and trade execution requirements, may make derivatives more costly, may limit their availability, may present different risks or may otherwise adversely affect the value or performance of these instruments. The extent and impact of these regulations are not yet fully known and may not be known for some time.

Notes to the Financial Statements	SoFi ETFs

February 28, 2025

D.  Equity Market Risk (SoFi Next 500 ETF, SoFi Select 500 ETF, and SoFi Social 50 ETF Only). The equity securities held in the Funds’ portfolios may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest. Common stocks, such as those held by the Funds, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to received payment from issuers.

E.	Exchange Traded Fund (“ETF”) Risks.

● Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/ or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●  Cash Redemption Risk (SoFi Enhanced Yield ETF Only). The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●  Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●  Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares will approximate a Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of the shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

●  Trading. Although Shares are listed on a national exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurances that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

F. Fixed Income Securities Risk (SoFi Enhanced Yield ETF Only). The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

G. General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in each Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

H. Implied Volatility Risk (SoFi Enhanced Yield ETF Only). When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in-the-money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’

Notes to the Financial Statements	SoFi ETFs

February 28, 2025

underlying stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

I.  Index Risk (SoFi Enhanced Yield ETF Only). If a derivative is linked to the performance of an index, the derivative will be subject to the risks associated with changes in that index.

J.  Index ETF Risk (SoFi Next 500 ETF, SoFi Select 500 ETF, and SoFi Social 50 ETF Only). Each Fund’s strategy is linked to an Index maintained by the Index Provider that exercises complete control over the Index. Neither the Adviser nor the Index Provider is able to guarantee the continuous availability or timeliness of the production of the Index. There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Adviser relies upon the Index Provider and its agents to compile, determine, maintain, construct, reconstitute, rebalance, compose, calculate (or arrange for an agent to calculate), and disseminate the Index accurately. The Index Provider may delay or add a rebalance date, which may adversely impact the performance of the Funds and their correlation to the Index. In addition, there is no guarantee that the methodology used by the Index Provider to identify constituents for the Index will achieve its intended result or positive performance. The Index may not reflect all companies meeting the Index’s eligibility criteria if certain characteristics of a company are not known at the time the Index is composed or reconstituted. The calculation and dissemination of the Index values may be delayed if the information technology or other facilities of the Index Provider, calculation agent, data providers and/or relevant stock exchange malfunction for any reason. A significant delay may cause trading in shares of the Funds to be suspended. Errors in Index data, computation and/or the construction in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider, calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Funds and their shareholders. Any losses or costs associated with errors made by the Index Provider or its agents generally will be borne by the Funds and their shareholders.

K. Interest Rate Risk (SoFi Enhanced Yield ETF Only). Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a one-year duration would be expected to drop by approximately 1% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed-rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation.

L.  Leveraging Risk (SoFi Enhanced Yield ETF Only). Derivative instruments held by the Fund involve inherent leverage, whereby small cash deposits allow the Fund to hold contracts with greater face value, which may magnify the Fund’s gains or losses. Adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative. In addition, the use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy redemption obligations.

M. Liquidity Risk (SoFi Enhanced Yield ETF Only). Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

N.  Management and Strategy Risk (SoFi Enhanced Yield ETF Only). The value of your investment depends on the judgment of the Adviser about the value and risks associated with its credit spread strategy, including its ability to correctly analyze the impact of volatility on the underlying equity indexes. The Adviser may be incorrect in its assessment of the potential rate of return of one or more credit spreads or may incorrectly forecast the outlook for an index or the markets in general with regard to whether make a credit put spread (bullish position) or a credit call spread (bearish position). The Adviser’s proprietary techniques to monitor the Fund’s credit spreads for potential exit triggers may not work as expected, thereby increasing the risks to the Fund of maintaining these positions through expiration. Like all managers, the Adviser’s activities are subject to operational risks, which may adversely impact the management of the Fund.

O.	Market Capitalization Risk (SoFi Next 500 ETF, SoFi Select 500 ETF, and SoFi Social 50 ETF Only).

●  Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●  Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

P. Models and Data Risk (SoFi Next 500 ETF and SoFi Select 500 ETF Only). The composition of each Fund’s Index is heavily dependent on proprietary quantitative models as well as Models and Data. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index universe that would have been

Notes to the Financial Statements	SoFi ETFs

February 28, 2025

excluded or included had the Models and Data been correct and complete. If the composition of the Index reflects such errors, each Fund’s portfolio can be expected to also reflect the errors.

Q.  Newer Fund Risk (SoFi Enhanced Yield ETF Only). The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

R. Non-Diversification Risk (SoFi Enhanced Yield ETF Only). The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund will generally have up to 15 credit spreads at any given time, with up to 25% exposure to a single equity index credit spread. Investment in a limited number of equity indexes exposes the Fund to greater market risk and potential losses than if its assets were diversified among a greater number of indexes.

S.  Options Risk (SoFi Enhanced Yield ETF Only). Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

T.  Passive Investment Risk (SoFi Next 500 ETF, SoFi Select 500 ETF, and SoFi Social 50 ETF Only). Each Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Funds do not attempt to outperform their Indexes or take defensive positions in declining markets. As a result, each Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

U.  Regulatory Risk (SoFi Enhanced Yield ETF). Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

V. REIT Investment Risk (SoFi Next 500 ETF, SoFi Select 500 ETF, and SoFi Social 50 ETF Only). Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent a Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action such as the exercise of eminent domain; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.

In addition to these risks, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self -liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, as amended (the “Code”), or to maintain their exemptions from registration under the 1940 Act. The Funds expect that dividends received from a REIT and distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income, but may be taxable as return of capital. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

W. Sector Risk (SoFi Next 500 ETF, SoFi Select 500 ETF, and SoFi Social 50 ETF Only). Each Fund’s investing approach may dictate an emphasis on certain sectors, industries, or sub -sectors of the market at any given time. To the extent the Funds invest more heavily in one sector, industry, or sub-sector of the market, it thereby presents a more concentrated risk and their performance will be especially sensitive to developments that significantly affect those sectors, industries, or sub-sectors. In addition, the value of Shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of sectors and industries. An individual sector, industry, or sub-sector of the market may have above-average performance during particular periods, but may also move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events. Each Fund’s performance could also be affected if the sectors, industries, or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect the Fund’s performance.

○ Communications Sector Risk (SoFi Social 50 ETF Only). The Fund may invest significantly in companies in the communications sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and

Notes to the Financial Statements	SoFi ETFs

February 28, 2025

international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communications sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

○  Consumer Discretionary Sector Risk (SoFi Social 50 ETF Only). The Fund may emphasize its investments in companies in the consumer discretionary sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

○  Technology Sector Risk (SoFi Select 500 ETF & SoFi Social 50 ETF Only). The Funds may invest in companies in the technology sector, and therefore the performance of the Funds could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of each Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

X. Third Party Data Risk (SoFi Social 50 ETF Only). The composition of the Index, and consequently the Fund’s portfolio, is heavily dependent on information and data calculated and published by an independent third party calculation agent (“Third Party Data”). When Third Party Data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index that would have been excluded or included had the Third Party Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can also be expected to reflect the errors.

Y. Tracking Error Risk (SoFi Next 500 ETF, SoFi Select 500 ETF, and SoFi Social 50 ETF Only). As with all index funds, the performance of the Funds and their Index may differ from each other for a variety of reasons. For example, the Funds incur operating expenses and portfolio transaction costs not incurred by their Index. In addition, the Funds may not be fully invested in the securities of their Index at all times or may hold securities not included in their Index. The use of sampling techniques may affect each Fund’s ability to achieve close correlation with their Index. The Funds may use a representative sampling strategy to achieve their investment objective, if the Adviser believes it is in the best interest of the Funds, which generally can be expected to produce a greater non-correlation risk.

Z. U.S. Government Securities Risk (SoFi Enhanced Yield ETF Only). U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

AA. User Bias Risk (SoFi Social 50 ETF Only.) The securities that comprise the Index are selected by retail investors holding SoFi Accounts, who may not be professional investors, may have no financial expertise, and may not do any research on the companies in which they invest prior to investing. In some cases, investment decisions made may be influenced by non-quantitative factors, including, without limitation, cognitive and emotional biases, resulting in the inclusion of certain securities in the Index which may underperform the market generally and result in lower returns for the Fund.

BB. Written Options Risk (SoFi Enhanced Yield ETF Only). The Fund will incur a loss as a result of writing (selling) options (also referred to as a short position) if the price of the written option instrument increases in value between the date the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction.). Because of the Fund’s strategy of coupling written and purchased puts and call options with the same expiration date and different strike prices, the Fund expects that the maximum potential loss for the Fund for any given credit spread is equal to the difference between the strike prices minus any net premium received. Nonetheless, because up to 100% of the Fund’s portfolio may be subject to this risk - the value of an investment in the Fund – could decline significantly and without warning, including to zero.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Notes to the Financial Statements	SoFi ETFs

February 28, 2025

The Adviser serves as the investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee	Investment Advisory Fee After Fee Waiver
SoFi Enhanced Yield ETF	0.49%	0.49%
SoFi Next 500 ETF	0.19%	0.06%
SoFi Select 500 ETF	0.19%	0.05%
SoFi Social 50 ETF	0.29%	0.29%

The Adviser has contractually agreed to waive a portion of its Investment Advisory Fees for the SoFi Next 500 ETF and SoFi Select 500 ETF until at least June 30, 2025 (the “Fee Waiver Agreement”) such that the management fees do not exceed 0.06% and 0.05%, respectively, of the average daily net assets for the SoFi Next 500 ETF and the SoFi Select 500 ETF. The Fee Waiver Agreement may be terminated only by, or with the consent of, the Board. Separately, the Adviser voluntarily waived its full management fees for the SoFi Next 500 ETF and SoFi Select 500 ETF through January 31, 2025. Any waived Investment Advisory Fees are not able to be recouped by the Adviser under the Fee Waiver Agreement. There is currently no Fee Waiver Agreement in effect for the SoFi Enhanced Yield ETF and SoFi Social 50 ETF.

Out of the Investment Advisory Fees, the Adviser is obligated to pay, or arrange for the payment of, substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate, as well as the sub -advisory fees for the SoFi Enhanced Yield ETF prior to January 1, 2025. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”). The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the year ended February 28, 2025 are disclosed in the Statements of Operations.

The Adviser has entered into an agreement with Social Finance, Inc. (“SoFi”), with respect to each of the Funds, under which SoFi or an affiliate of SoFi, assumes the obligation of the Adviser to pay all or a portion of the expenses of the Funds, except Excluded Expenses (such expenses of a Fund, except Excluded Expenses, the “Unitary Expenses”). For assuming all or a portion of the payment obligation, SoFi is entitled to a fee, paid by the Adviser, based on the total investment advisory fee earned by the Adviser under the Advisory Agreement less the Unitary Expenses and certain start-up costs. The Adviser has also entered into an agreement with ZEGA, with respect to the SoFi Enhanced Yield ETF, under which ZEGA assumes the obligation of the Adviser to pay a portion of the expenses of the Fund, except the Unitary Expenses. For assuming a portion of the payment obligation, ZEGA is entitled to a fee, paid by the Adviser, based on the total investment advisory fee earned by the Adviser under the Advisory Agreement from the SoFi Enhanced Yield ETF, less the Unitary Expenses and certain start-up costs Although SoFi and ZEGA, as applicable, have agreed to be responsible for all or a portion of the Unitary Expenses for the Funds, the Adviser retains the ultimate obligation to the Funds to pay such expenses. SoFi also provides marketing support for the Funds, including hosting the Funds’ website and preparing marketing materials related to the Funds.

As stated above, effective January 1, 2025, the Adviser assumed full management responsibilities for the SoFi Enhanced Yield ETF following the resignation of ZEGA as sub-adviser and its cessation of operations as a registered investment adviser. As a result, there is no sub-advisory agreement currently in effect for the SoFi Enhanced Yield ETF, and the Adviser is directly responsible for all portfolio management functions, including day-to-day trading, security selection, and execution, under the oversight of the Board.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

Notes to the Financial Statements	SoFi ETFs

February 28, 2025

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds, as applicable.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker (“CODM”). The Adviser is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 – SECURITIES LENDING

The SoFi Next 500 ETF, SoFi Select 500 ETF, and SoFi Social 50 ETF may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the SoFi Next 500 ETF, SoFi Select 500 ETF, and SoFi Social 50 ETF. Each Fund receives compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of each Fund. The SoFi Next 500 ETF, SoFi Select 500 ETF, and SoFi Social 50 ETF have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand. The SoFi Enhanced Yield ETF does not currently participate in securities lending.

As of February 28, 2025, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

Fund	Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
SoFi Next 500 ETF	$4,394,261	$4,460,062	15.9%
SoFi Select 500 ETF	7,802,901	7,885,689	1.5%
SoFi Social 50 ETF	3,896,177	3,989,477	16.0%

The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value

Notes to the Financial Statements	SoFi ETFs

February 28, 2025

if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.

During the year ended February 28, 2025, the SoFi Next 500 ETF, SoFi Select 500 ETF, and SoFi Social 50 ETF each loaned securities that were collateralized by cash. The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. Securities lending income is disclosed in each Fund’s Statement of Operations. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

The Funds are not subject to a master netting agreement with respect to each Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the year ended February 28, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
SoFi Enhanced Yield ETF	$—	$—
SoFi Next 500 ETF	21,725,593	22,526,201
SoFi Select 500 ETF	235,115,953	227,188,175
SoFi Social 50 ETF	9,068,075	9,292,584

For the year ended February 28, 2025, the purchases and sales of long-term U.S. government securities were as follows:

Fund	Purchases	Sales
SoFi Enhanced Yield ETF	$13,309,574	$12,258,943
SoFi Next 500 ETF	—	—
SoFi Select 500 ETF	—	—
SoFi Social 50 ETF	—	—

For the year ended February 28, 2025, the cost of purchases and proceeds from in-kind transactions were as follows:

Fund	Purchases	Sales
SoFi Enhanced Yield ETF	$—	$—
SoFi Next 500 ETF	35,079,754	93,680,351
SoFi Select 500 ETF	316,975,444	658,573,738
SoFi Social 50 ETF	6,024,069	3,459,500

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended February 28, 2025 and the year/period ended February 29, 2024, were as follows:

	Ordinary Income
	February 28, 2025	February 29, 2024
SoFi Enhanced Yield ETF	$1,229,149	$118,604
SoFi Next 500 ETF	1,219,316	974,225
SoFi Select 500 ETF	9,213,159	7,924,575
SoFi Social 50 ETF	71,108	272,786

Return of Capital
	February 28, 2025	February 29, 2024
SoFi Enhanced Yield ETF	$2,590,578	$—
SoFi Next 500 ETF	—	—
SoFi Select 500 ETF	—	—
SoFi Social 50 ETF	—	—

Long-Term Capital Gain
February 28, 2025	February 29, 2024

Notes to the Financial Statements	SoFi ETFs

February 28, 2025

SoFi Enhanced Yield ETF	$5,686	$52,623
SoFi Next 500 ETF	—	—

SoFi Select 500 ETF	—	—
SoFi Social 50 ETF	—	—

As of February 28, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	SoFi Enhanced Yield ETF	SoFi Next 500 ETF	SoFi Next 500 ETF	SoFi Social 50 ETF
Investments, at cost(a)	$46,636,388	$32,598,447	$455,417,982	$25,289,858
Gross tax unrealized appreciation	2,358,161	3,238,318	85,999,164	6,834,575
Gross tax unrealized depreciation	(2,238,567)	(3,793,700)	(23,813,371)	(3,824,320)
Net tax unrealized appreciation (depreciation)	119,594	(555,382)	62,185,793	3,010,255
Undistributed ordinary income	—	180,695	1,156,283	16,915
Undistributed long-term capital gain (loss)	—	—	—	—
Total distributable earnings	—	180,695	1,156,283	16,915
Other accumulated gain (loss)	(396,247)	(12,850,884)	(34,596,124)	(8,188,436)
Total distributable earnings/(accumulated losses)	$(276,653)	$(13,225,571)	$28,745,952	$(5,161,266)

(a)	The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales and, when applicable, to the treatment of written options and PFICs.

Net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the most recent fiscal year ended February 28, 2025, the Funds have not elected to defer late-year losses. As of the most recent fiscal year ended February 28, 2025, the Funds had long-term and short-term capital loss carryovers, which do not expire:

Short-Term Capital Loss Carryover
SoFi Enhanced Yield ETF	$123,125
SoFi Next 500 ETF	6,297,082
SoFi Select 500 ETF	12,549,990
SoFi Social 50 ETF	4,346,437
Long-Term Capital Loss Carryover
SoFi Enhanced Yield ETF	$176,147
SoFi Next 500 ETF	6,553,802
SoFi Select 500 ETF	22,046,134
SoFi Social 50 ETF	3,841,999

NOTE 9 – SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed

Notes to the Financial Statements	SoFi ETFs

February 28, 2025

transaction fee for the SoFi Next 500 ETF, SoFi Select 500 ETF, and SoFi Enhanced Yield ETF is $500, and for the SoFi Social 50 ETF is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 10 – REVERSE STOCK SPLIT

During the year ended February 28, 2025, the shares of the SoFi Select 500 ETF were adjusted to reflect a reverse stock split. The effect of this reverse stock split was to reduce the number of shares outstanding in the Fund while maintaining the Fund’s and each shareholder’s aggregate NAV. All historical per share information has been retroactively adjusted to reflect this reverse stock split. Set forth below are details regarding the reverse stock split effected on October 2, 2024:

	Date	Rate	NAV Before Split	NAV After Split	Shares Outstanding Before Split	Shares Outstanding After Split
SoFi Select 500 ETF	10/2/2024	1 for 5	$ 20.52	$ 102.60	43,000,000	8,600,000

NOTE 11 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 12 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

Report of Independent Registered Public Accounting Firm	SoFi ETFs

February 28, 2025

To the Shareholders of
SoFi ETFs and

The Board of Trustees of
Tidal ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi Social 50 ETF and SoFi Enhanced Yield ETF (the “Funds”), each a series of Tidal ETF Trust (the “Trust”), including the schedules of investments, as of February 28, 2025, the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of February 28, 2025, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting Tidal ETF Trust	Statement Of Operations	Statements Of Changes In Net Assets	Financial Highlights
SoFi Select 500 ETF, SoFi Next 500 ETF and SoFi Social 50 ETF	For the year ended February 28, 2025	For the two years ended February 28, 2025	For the five years ended February 28, 2025

SoFi Enhanced Yield ETF	For the year ended February 28, 2025	For the year ended February 28, 2025 and for the period November 14, 2023 (commencement of operations) to February 29, 2024	For the year ended February 28, 2025 and for the period November 14, 2023 (commencement of operations) to February 29, 2024

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2018.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Report of Independent Registered Public Accounting Firm	SoFi ETFs

February 28, 2025

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
April 29, 2025

Other Non-Audited Information	SoFi ETFs

February 28, 2025

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the year ended February 28, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

SoFi Enhanced Yield ETF	0.00%
SoFi Next 500 ETF	34.75%
SoFi Select 500 ETF	83.89%
SoFi Social 50 ETF	83.79%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended February 28, 2025, were as follows:

SoFi Enhanced Yield ETF	0.00%
SoFi Next 500 ETF	32.98%
SoFi Select 500 ETF	80.30%
SoFi Social 50 ETF	83.63%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the year ended February 28, 2025, were as follows:

SoFi Enhanced Yield ETF	0.00%
SoFi Next 500 ETF	0.00%
SoFi Select 500 ETF	0.00%
SoFi Social 50 ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 5, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	May 5, 2025

* Print the name and title of each signing officer under his or her signature.